UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower S&P Small Cap 600
®
Index Fund
ANNUAL SHAREHOLDER REPORT
Class L
/
MXNSX
| December 31, 2025
This
annual shareholder report
contains important information about the

Empower S&P Small Cap 600
®
Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31,
2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Class L/MXNSX)	$ 83	0.81%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 5.17%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the S&P SmallCap 600
®
Index, which returned 6.02% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser:

Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Small-cap stocks underperformed the overall market as interest rates and yields remained relatively high, which weighed on companies with higher leverage. Sandisk Corporation, a data storage company, was the largest contributor to performance as demand for AI-related data storage remained strong. Kratos Defense, a security solutions company, also contributed to performance due to higher demand for military grade defense following government commitments to increase defense spending. Robert Half Inc., a human resources consultancy firm, detracted the most from performance due to reduced revenues as elevated global uncertainty and subdued hiring activity led to cautious behavior among clients and job seekers. SPS Commerce, a supply chain management company, also detracted from performance as profit margins declined, following a series of analyst downgrades after reduced revenue guidance in the third quarter.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P Small Cap 600 ® Index Fund (Class L/MXNSX)	5.17%	6.41%	8.97%
Russell 3000 ® Index	17.15%	13.15%	14.29%
S&P SmallCap 600 ® Index	6.02%	7.31%	9.81%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,111M
Total number of portfolio holdings	606
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total investments

of the Fund.
Top Ten
Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.07%
Arrowhead Pharmaceuticals Inc	0.60%
Armstrong World Industries Inc	0.54%
InterDigital Inc	0.54%
Sanmina Corp	0.54%
CareTrust Inc REIT	0.53%
Advanced Energy Industries Inc	0.52%
JBT Marel Corp	0.52%
SiTime Corp	0.51%
LKQ Corp	0.51%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information

Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P Small Cap 600
®
Index Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXERX | December 31, 2025
This annual shareholder report contains important information about the

Empower S&P Small Cap 600
®
Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Institutional Class/MXERX)	$ 22	0.21%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 5.83%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the S&P SmallCap 600
®
Index, which returned 6.02% over the same period.
 The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Small-cap stocks underperformed the overall market as interest rates and yields remained relatively high, which weighed on companies with higher leverage. Sandisk Corporation, a data storage company, was the largest contributor to performance as demand for AI-related data storage remained strong. Kratos Defense, a security solutions company, also contributed to performance due to higher demand for military grade defense following government commitments to increase defense spending. Robert Half Inc., a human resources consultancy firm, detracted the most from performance due to reduced revenues as elevated global uncertainty and subdued hiring activity led to cautious behavior among clients and job seekers. SPS Commerce, a supply chain management company, also detracted from performance as profit margins declined, following a series of analyst downgrades after reduced revenue guidance in the third quarter.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning
of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P Small Cap 600 ® Index Fund (Institutional Class/MXERX)	5.83%	7.08%	9.63%
Russell 3000 ® Index	17.15%	13.15%	14.29%
S&P SmallCap 600 ® Index	6.02%	7.31%	9.81%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,111M
Total number of portfolio holdings	606
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten
Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.07%
Arrowhead Pharmaceuticals Inc	0.60%
Armstrong World Industries Inc	0.54%
InterDigital Inc	0.54%
Sanmina Corp	0.54%
CareTrust Inc REIT	0.53%
Advanced Energy Industries Inc	0.52%
JBT Marel Corp	0.52%
SiTime Corp	0.51%
LKQ Corp	0.51%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P Small Cap 600
®
Index Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXISX | December 31, 2025
This annual shareholder report contains important information about the

Empower S&P Small Cap 600
®
Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Investor Class/MXISX)	$ 58	0.56%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 5.55%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the S&P SmallCap 600
®
Index, which returned 6.02% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser:

Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Small-cap stocks underperformed the overall market as interest rates and yields remained relatively high, which weighed on companies with higher leverage. Sandisk Corporation, a data storage company, was the largest contributor to performance as demand for AI-related data storage remained strong. Kratos Defense, a security solutions company, also contributed to performance due to higher demand for military grade defense following government commitments to increase defense spending. Robert Half Inc., a human resources consultancy firm, detracted the most from performance due to reduced revenues as elevated global uncertainty and subdued hiring activity led to cautious behavior among clients and job seekers. SPS Commerce, a supply chain management company, also detracted from performance as profit margins declined, following a series of analyst downgrades after reduced revenue guidance in the third quarter.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P Small Cap 600 ® Index Fund (Investor Class/MXISX)	5.55%	6.70%	9.24%
Russell 3000 ® Index	17.15%	13.15%	14.29%
S&P SmallCap 600 ® Index	6.02%	7.31%	9.81%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,111M
Total number of portfolio holdings	606
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	34%
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.07%
Arrowhead Pharmaceuticals Inc	0.60%
Armstrong World Industries Inc	0.54%
InterDigital Inc	0.54%
Sanmina Corp	0.54%
CareTrust Inc REIT	0.53%
Advanced Energy Industries Inc	0.52%
JBT Marel Corp	0.52%
SiTime Corp	0.51%
LKQ Corp	0.51%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Small Cap Growth Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXMSX | December 31, 2025
This annual shareholder report contains important information about the

Empower Small Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Institutional Class/MXMSX)	$ 87	0.84%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 8.30%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Russell 2000
®
Growth Index, which returned 13.01% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Lord,

Abbett & Co. LLC (“Lord Abbett”) and Peregrine Capital Management, LLC (“Peregrine”).
Lord Abbett Summary of Performance
Security selection detracted from performance during the period. Within the industrials sector, security selection contributed to performance, led by an allocation to Kratos Defense & Security Solutions, a software company addressing the defense and national security markets. Within the healthcare sector, security selection detracted from performance, driven primarily by an allocation to uniQure N.V., which develops treatments for rare diseases.
Peregrine Summary of Performance
Following market lows in early April, small-cap growth equity market returns were highly concentrated, with a limited number of thematically driven and speculative areas accounting for a significant portion of market performance, creating a challenging environment for the portfolio’s valuation-sensitive approach. Stock selection in the technology sector was the largest contributor to performance, driven primarily by strength in communication equipment holdings that benefited from robust AI-related capital spending. The healthcare sector was the largest detractor from performance, reflecting adverse stock selection and a structural underweight to the outperforming biotechnology industry group, combined with adverse stock selection and an overweight position in the underperforming life sciences and tools industry group.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Small Cap Growth Fund (Institutional Class/MXMSX)	8.30%	3.56%	10.27%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 284M
Total number of portfolio holdings	185
Total advisory fee paid	$ 1.9M
Portfolio turnover rate as of the end of the reporting period	70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten
Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.09%
SPX Technologies Inc	1.25%
Artivion Inc	1.24%
JFrog Ltd	1.17%
Stifel Financial Corp	1.13%
Agilysys Inc	1.12%
Element Solutions Inc	1.11%
Coastal Financial Corp	1.11%
Advanced Energy Industries Inc	1.06%
TechnipFMC PLC	1.06%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Small Cap Growth Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXMTX | December 31, 2025
This annual shareholder report contains important information about the

Empower Small Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Investor Class/MXMTX)	$ 124	1.19%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.81%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Russell 2000
®
Growth Index, which returned 13.01% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Lord, Abbett & Co. LLC (“Lord Abbett”) and Peregrine Capital Management, LLC (“Peregrine”).
Lord Abbett Summary of Performance
Security selection detracted from performance during the period. Within the industrials sector, security selection contributed to performance, led by an allocation to Kratos Defense & Security Solutions, a software company addressing the defense and national security markets. Within the healthcare sector, security selection detracted from performance, driven primarily by an allocation to uniQure N.V., which develops treatments for rare diseases.
Peregrine Summary of Performance
Following market lows in early April, small-cap growth equity market returns were highly concentrated, with a limited number of thematically driven and speculative areas accounting for a significant portion of market performance, creating a challenging environment for the portfolio’s valuation-sensitive approach. Stock selection in the technology sector was the largest contributor to performance, driven primarily by strength in communication equipment holdings that benefited from robust AI-related capital spending. The healthcare sector was the largest detractor from performance, reflecting adverse stock selection and a structural underweight to the outperforming biotechnology industry group, combined with adverse stock selection and an overweight position in the underperforming life sciences and tools industry group.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Small Cap Growth Fund (Investor Class/MXMTX)	7.81%	3.21%	9.88%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 284M
Total number of portfolio holdings	185
Total advisory fee paid	$ 1.9M
Portfolio turnover rate as of the end of the reporting period	70%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten
Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.09%
SPX Technologies Inc	1.25%
Artivion Inc	1.24%
JFrog Ltd	1.17%
Stifel Financial Corp	1.13%
Agilysys Inc	1.12%
Element Solutions Inc	1.11%
Coastal Financial Corp	1.11%
Advanced Energy Industries Inc	1.06%
TechnipFMC PLC	1.06%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXTFX | December 31, 2025
This annual shareholder report contains important information about the

Empower Small Cap Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Institutional Class/MXTFX)	$ 76	0.74%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 4.37%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Russell 2000
®
Value Index, which returned 12.59% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”) and Loomis, Sayles, & Company, L.P. (“Loomis Sayles”).
Hotchkis & Wiley Summary of Performance
Stock selection was broadly negative across most sectors. A key driver was the outsized impact of low-quality and highly speculative benchmark constituents that performed exceptionally well and were not held in the portfolio. Underweight exposure to real estate and stock selection within the energy sector contributed positively, while areas that detracted included healthcare (lack of biotech), materials (lack of gold miners), consumer discretionary, communication services (lack of space/satellites), and technology (lack of bitcoin miners).
Loomis Sayles Summary of Performance
Following a market selloff during the first quarter of the year related to investor concerns over tariffs, the market shifted, with leadership favoring low-quality companies. The result was a mismatch with the portfolio’s focus on long-term fundamentals and higher quality business models. While several holdings delivered strong individual results, overall portfolio breadth was negative, which is typical when a high-quality investment style is temporarily out of favor. The utilities sector provided the largest contribution to performance due to strong security selection and included independent power producer Talen Energy, one of the top contributing stocks during the period. TTM Technologies, the largest U.S. supplier of printed circuit boards, was the top contributor, supported by improved revenue quality, margin expansion through factory consolidation, and growth in AI servers. The materials sector detracted the most from performance due to stock selection, with construction materials company Knife River among the bottom performing holdings. Alight Inc., a leading human capital solutions provider, was the top detractor as strategic and governance changes were less effective than expected amid macroeconomic pressures, and the position was sold during the period.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Small Cap Value Fund (Institutional Class/MXTFX)	4.37%	9.68%	9.18%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 644M
Total number of portfolio holdings	432
Total advisory fee paid	$ 3.9M
Portfolio turnover rate as of the end of the reporting period	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
percentage of the total investments

of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.95%
Moog Inc Class A	1.52%
Bel Fuse Inc Class B	1.51%
TTM Technologies Inc	1.22%
Array Digital Infrastructure Inc	1.18%
Popular Inc	1.10%
Garrett Motion Inc	1.07%
Ameris Bancorp	1.03%
SouthState Bank Corp	1.01%
Atmus Filtration Technologies Inc	0.97%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXLSX | December 31, 2025
This annual shareholder report contains important information about the

Empower Small Cap Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Investor Class/MXLSX)	$ 111	1.09%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 4.08%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Russell 2000
®
Value Index, which returned 12.59% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”) and Loomis, Sayles, & Company, L.P. (“Loomis Sayles”).
Hotchkis & Wiley Summary of Performance
Stock selection was broadly negative across most sectors. A key driver was the outsized impact of low-quality and highly speculative benchmark constituents that performed exceptionally well and were not held in the portfolio. Underweight exposure to real estate and stock selection within the energy sector contributed positively, while areas that detracted included healthcare (lack of biotech), materials (lack of gold miners), consumer discretionary, communication services (lack of space/satellites), and technology (lack of bitcoin miners).
Loomis Sayles Summary of Performance
Following a market selloff during the first quarter of the year related to investor concerns over tariffs, the market shifted, with leadership favoring low-quality companies. The result was a mismatch with the portfolio’s focus on long-term fundamentals and higher quality business models. While several holdings delivered strong individual results, overall portfolio breadth was negative, which is typical when a high-quality investment style is temporarily out of favor. The utilities sector provided the largest contribution to performance due to strong security selection and included independent power producer Talen Energy, one of the top contributing stocks during the period. TTM Technologies, the largest U.S. supplier of printed circuit boards, was the top contributor, supported by improved revenue quality, margin expansion through factory consolidation, and growth in AI servers. The materials sector detracted the most from performance due to stock selection, with construction materials company Knife River among the bottom performing holdings. Alight Inc., a leading human capital solutions provider, was the top detractor as strategic and governance changes were less effective than expected amid macroeconomic pressures, and the position was sold during the period.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Small Cap Value Fund (Investor Class/MXLSX)	4.08%	9.30%	8.79%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 644M
Total number of portfolio holdings	432
Total advisory fee paid	$ 3.9M
Portfolio turnover rate as of the end of the reporting period	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total investments

of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.95%
Moog Inc Class A	1.52%
Bel Fuse Inc Class B	1.51%
TTM Technologies Inc	1.22%
Array Digital Infrastructure Inc	1.18%
Popular Inc	1.10%
Garrett Motion Inc	1.07%
Ameris Bancorp	1.03%
SouthState Bank Corp	1.01%
Atmus Filtration Technologies Inc	0.97%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,082,655 for fiscal year 2024 and $812,365 for fiscal year 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $265,941 for fiscal year 2024 and $50,574 for fiscal year 2025. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2024 and $0 for fiscal year 2025.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2024 equaled $2,094,252 and for fiscal year 2025 equaled $1,759,076.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund
Institutional Class Ticker / MXERX	Institutional Class Ticker / MXMSX
Investor Class Ticker / MXISX	Investor Class Ticker / MXMTX
Class L Ticker / MXNSX
Empower Small Cap Value Fund
Institutional Class Ticker / MXTFX
Investor Class Ticker / MXLSX
(the "Fund(s)")
Annual Report
December 31, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.08%
24,553	Balchem Corp	$ 3,765,448
81,441	Celanese Corp	3,443,325
39,933	Century Aluminum Co(a)	1,564,575
112,254	Chemours Co	1,323,475
85,765	Eastman Chemical Co	5,474,380
169,445	Element Solutions Inc	4,234,430
93,247	FMC Corp(b)	1,293,336
16,178	Hawkins Inc	2,298,247
40,341	HB Fuller Co	2,398,676
26,815	Ingevity Corp(a)	1,586,912
18,763	Innospec Inc	1,436,120
11,722	Kaiser Aluminum Corp	1,346,389
14,905	Koppers Holdings Inc	403,627
24,563	Minerals Technologies Inc	1,497,115
10,158	Quaker Chemical Corp	1,394,795
12,573	Rogers Corp(a)	1,151,310
32,250	Sensient Technologies Corp	3,029,887
119,205	Solstice Advanced Materials Inc(a)	5,790,979
15,790	Stepan Co	747,814
24,659	Sylvamo Corp	1,187,331
		45,368,171
Communications — 5.10%
55,415	A10 Networks Inc	980,291
27,018	Angi Inc(a)	349,343
3,556	Cable One Inc(b)	401,295
45,566	Calix Inc(a)	2,411,808
63,072	Cargurus Inc(a)	2,418,811
39,478	Cars.com Inc(a)	481,632
34,765	Cogent Communications Holdings Inc	749,533
19,884	ePlus Inc	1,743,827
75,379	Etsy Inc(a)	4,179,012
101,661	Extreme Networks Inc(a)	1,692,656
54,261	Gogo Inc(a)	252,856
84,857	Harmonic Inc(a)	839,236
17,725	HealthStream Inc	408,916
48,730	IAC Inc(a)	1,905,343
19,391	InterDigital Inc(b)	6,173,707
79,533	Iridium Communications Inc	1,382,283
18,076	Liquidity Services Inc(a)	547,884
714,030	Lumen Technologies Inc(a)	5,548,013
46,279	Q2 Holdings Inc(a)	3,339,493
40,272	QuinStreet Inc(a)	578,709
17,567	Scholastic Corp	520,510
34,022	Shenandoah Telecommunications Co	393,294
19,648	Shutterstock Inc	375,277
90,975	Sprinklr Inc Class A(a)	707,785
119,851	TEGNA Inc	2,326,308
73,420	Telephone & Data Systems Inc	3,010,220
84,395	TripAdvisor Inc(a)	1,228,791
130,586	Uniti Group Inc(a)	915,408
95,956	Upwork Inc(a)	1,901,848
102,309	Viasat Inc(a)	3,525,568
Shares		Fair Value
Communications — (continued)
165,122	Viavi Solutions Inc(a)	$ 2,942,474
44,888	Yelp Inc(a)	1,364,146
29,506	Ziff Davis Inc(a)	1,037,136
		56,633,413
Consumer, Cyclical — 14.38%
49,522	Academy Sports & Outdoors Inc	2,474,119
20,161	Acushnet Holdings Corp	1,609,251
59,000	Adient PLC(a)	1,131,030
44,539	Advance Auto Parts Inc	1,750,383
10,047	Allegiant Travel Co(a)	856,708
98,720	American Axle & Manufacturing Holdings Inc(a)	632,795
118,798	American Eagle Outfitters Inc	3,132,703
14,924	Asbury Automotive Group Inc(a)	3,470,278
16,067	BJ's Restaurants Inc(a)	633,040
55,456	Bloomin' Brands Inc	342,163
23,062	Boot Barn Holdings Inc(a)	4,069,751
33,559	Brinker International Inc(a)	4,816,388
22,691	Buckle Inc	1,212,153
153,049	Caesars Entertainment Inc(a)	3,579,816
111,698	CarMax Inc(a)	4,316,010
26,695	Carter's Inc	865,719
5,874	Cavco Industries Inc(a)	3,470,007
5,619	Central Garden & Pet Co(a)	180,651
37,570	Central Garden & Pet Co Class A(a)	1,096,668
18,859	Century Communities Inc	1,119,282
41,797	Champion Homes Inc(a)	3,531,846
33,919	Cheesecake Factory Inc(b)	1,712,231
75,289	Cinemark Holdings Inc	1,749,716
16,174	Cracker Barrel Old Country Store Inc(b)	410,820
87,392	Dana Inc	2,076,434
20,085	Dave & Buster's Entertainment Inc(a)(b)	325,578
21,283	Dorman Products Inc(a)	2,621,853
21,858	Dream Finders Homes Inc Class A(a)	373,772
18,026	Ethan Allen Interiors Inc	411,714
30,562	Fox Factory Holding Corp(a)	522,916
36,128	Freshpet Inc(a)	2,201,279
28,672	G-III Apparel Group Ltd	830,341
22,187	Gentherm Inc(a)	806,941
13,715	Golden Entertainment Inc	372,911
22,571	Green Brick Partners Inc(a)	1,414,299
9,443	Group 1 Automotive Inc	3,713,932
24,282	Guess? Inc(b)	406,723
51,076	HNI Corp	2,147,235
17,227	Installed Building Products Inc	4,468,512
43,041	Interface Inc	1,201,705
208,527	JetBlue Airways Corp(a)	948,798
82,199	Kohl's Corp	1,677,682
39,109	Kontoor Brands Inc	2,389,169
30,774	La-Z-Boy Inc	1,146,947

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Cyclical — (continued)
17,876	LCI Industries	$ 2,169,074
100,410	Leggett & Platt Inc	1,104,510
14,761	LGI Homes Inc(a)	634,133
192,052	LKQ Corp	5,799,970
19,830	M/I Homes Inc(a)	2,537,248
13,703	Madison Square Garden Sports Corp(a)(b)	3,544,281
13,850	MarineMax Inc(a)	335,585
20,878	Marriott Vacations Worldwide Corp	1,204,452
53,928	Meritage Homes Corp	3,548,462
48,474	MillerKnoll Inc	886,105
9,490	Monarch Casino & Resort Inc	908,193
58,575	National Vision Holdings Inc(a)	1,512,406
313,505	Newell Brands Inc	1,166,239
81,920	OPENLANE Inc(a)	2,439,578
10,754	Oxford Industries Inc	367,787
24,754	Papa John's International Inc	952,781
24,883	Patrick Industries Inc	2,698,064
8,975	PC Connection Inc	518,396
94,497	Penn Entertainment Inc(a)	1,393,831
30,284	Phinia Inc	1,898,504
19,453	PriceSmart Inc	2,386,298
16,621	Pursuit Attractions & Hospitality Inc(a)	559,795
35,708	Red Rock Resorts Inc Class A	2,212,110
104,609	Resideo Technologies Inc(a)	3,673,868
45,554	Rush Enterprises Inc Class A	2,457,183
291,047	Sabre Corp(a)	395,824
72,539	Sally Beauty Holdings Inc(a)	1,034,406
15,964	ScanSource Inc(a)	623,554
30,029	Shake Shack Inc Class A(a)	2,437,454
30,510	Signet Jewelers Ltd	2,528,669
74,606	Six Flags Entertainment Corp(a)	1,144,456
29,834	SkyWest Inc(a)	2,995,632
10,516	Sonic Automotive Inc Class A	650,520
94,096	Sonos Inc(a)	1,652,326
14,989	Standard Motor Products Inc	552,345
53,760	Steven Madden Ltd	2,238,566
42,615	Sun Country Airlines Holdings Inc(a)	613,230
32,525	Titan International Inc(a)	254,671
103,813	Topgolf Callaway Brands Corp(a)	1,211,498
64,643	Tri Pointe Homes Inc(a)	2,034,315
136,986	Under Armour Inc Class A(a)(b)	680,820
82,938	Under Armour Inc Class C(a)	398,102
11,192	UniFirst Corp	2,158,937
19,955	United Parks & Resorts Inc(a)	724,366
39,765	Urban Outfitters Inc(a)	2,992,714
61,553	Victoria's Secret & Co(a)	3,334,326
120,310	Wendy's Co(b)	1,002,182
21,186	Winnebago Industries Inc	858,457
60,347	Wolverine World Wide Inc	1,095,298
Shares		Fair Value
Consumer, Cyclical — (continued)
19,595	XPEL Inc(a)	$ 977,986
		159,721,776
Consumer, Non-Cyclical — 17.52%
46,324	ABM Industries Inc	1,959,505
68,867	Acadia Healthcare Co Inc(a)	977,223
92,191	ACADIA Pharmaceuticals Inc(a)	2,462,422
82,845	AdaptHealth Corp(a)	825,136
13,348	Addus HomeCare Corp(a)	1,433,442
181,013	ADMA Biologics Inc(a)	3,301,677
26,874	Adtalem Global Education Inc(a)	2,780,653
37,002	Alarm.com Holdings Inc(a)	1,887,842
124,932	Alkermes PLC(a)	3,495,597
27,814	AMN Healthcare Services Inc(a)	438,349
26,712	Amphastar Pharmaceuticals Inc(a)	715,347
25,977	Andersons Inc	1,381,197
13,735	ANI Pharmaceuticals Inc(a)	1,084,241
63,371	Arcus Biosciences Inc(a)	1,510,131
78,231	Arlo Technologies Inc(a)	1,094,452
104,126	Arrowhead Pharmaceuticals Inc(a)	6,912,925
30,978	Artivion Inc(a)	1,412,907
31,472	Astrana Health Inc(a)	780,820
31,437	Avanos Medical Inc(a)	353,038
30,332	Azenta Inc(a)	1,008,842
29,501	BioLife Solutions Inc(a)	713,334
85,202	BrightSpring Health Services Inc(a)	3,190,815
34,911	Cal-Maine Foods Inc	2,777,868
85,606	Catalyst Pharmaceuticals Inc(a)	1,998,044
91,195	Certara Inc(a)	803,428
28,195	Chefs' Warehouse Inc(a)	1,757,394
23,546	Collegium Pharmaceutical Inc(a)	1,090,180
87,683	Concentra Group Holdings Parent Inc	1,725,601
22,785	CONMED Corp	925,071
70,748	Corcept Therapeutics Inc(a)	2,462,030
78,155	CoreCivic Inc(a)	1,493,542
22,923	CorVel Corp(a)	1,551,199
88,987	Cytek Biosciences Inc(a)	449,384
33,071	Deluxe Corp	738,475
80,292	Dynavax Technologies Corp(a)	1,234,891
34,167	Edgewell Personal Care Co	582,547
41,515	Embecta Corp	493,198
41,845	Enovis Corp(a)	1,114,751
47,655	EVERTEC Inc	1,386,284
73,450	Fortrea Holdings Inc(a)	1,267,013
23,946	Fresh Del Monte Produce Inc	853,196
103,149	GEO Group Inc(a)	1,662,762
43,687	Glaukos Corp(a)	4,932,699
73,243	Grocery Outlet Holding Corp(a)(b)	739,754

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
29,122	Harmony Biosciences Holdings Inc(a)	$ 1,089,745
52,975	Healthcare Services Group Inc(a)	1,012,882
89,885	Hertz Global Holdings Inc(a)(b)	462,009
18,321	ICU Medical Inc(a)	2,613,857
93,088	Indivior PLC(a)	3,339,998
53,289	Innoviva Inc(a)	1,065,247
26,214	Insperity Inc	1,015,006
19,923	Inspire Medical Systems Inc(a)	1,837,498
26,266	Integer Holdings Corp(a)	2,060,042
51,917	Integra LifeSciences Holdings Corp(a)	644,809
13,487	Interparfums Inc	1,144,102
11,500	J & J Snack Foods Corp	1,039,255
6,474	John B Sanfilippo & Son Inc	457,064
30,057	John Wiley & Sons Inc Class A	920,646
38,920	Korn Ferry	2,569,499
19,434	Krystal Biotech Inc(a)	4,791,258
16,384	LeMaitre Vascular Inc	1,328,742
14,996	Ligand Pharmaceuticals Inc(a)	2,835,294
34,300	ManpowerGroup Inc	1,019,739
27,719	MarketAxess Holdings Inc	5,024,069
22,715	Matthews International Corp Class A	593,316
44,060	Merit Medical Systems Inc(a)	3,883,449
73,188	Mister Car Wash Inc(a)	406,925
20,727	Monro Inc	415,369
71,287	Myriad Genetics Inc(a)	438,415
17,004	National Beverage Corp(a)	542,258
9,144	National HealthCare Corp	1,253,551
165,258	Neogen Corp(a)	1,155,153
94,659	NeoGenomics Inc(a)	1,113,190
33,329	Omnicell Inc(a)	1,509,804
194,044	Organon & Co	1,391,296
32,156	Pacira BioSciences Inc(a)	832,197
214,511	Payoneer Global Inc(a)	1,205,552
65,160	Pediatrix Medical Group Inc(a)	1,393,772
46,257	Perdoceo Education Corp	1,356,718
103,550	Perrigo Co PLC	1,441,416
14,920	Phibro Animal Health Corp Class A	557,411
35,975	Prestige Consumer Healthcare Inc(a)	2,219,298
84,913	Privia Health Group Inc(a)	2,013,287
28,709	PROG Holdings Inc	846,628
59,643	Progyny Inc(a)	1,531,632
44,427	Protagonist Therapeutics Inc(a)	3,880,254
60,470	PTC Therapeutics Inc(a)	4,593,301
32,262	Quanex Building Products Corp	496,190
50,035	QuidelOrtho Corp(a)	1,429,000
52,104	RadNet Inc(a)	3,717,620
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
40,391	Reynolds Consumer Products Inc	$ 925,762
73,463	Robert Half Inc	1,995,255
78,740	Sarepta Therapeutics Inc(a)	1,694,485
83,091	Select Medical Holdings Corp	1,233,901
12,850	Sezzle Inc(a)	815,654
68,429	Simply Good Foods Co(a)	1,374,054
37,716	STAAR Surgical Co(a)	870,862
17,273	Strategic Education Inc	1,385,295
32,162	Stride Inc(a)	2,088,279
43,339	Supernus Pharmaceuticals Inc(a)	2,153,948
50,514	Tandem Diabetes Care Inc(a)	1,110,298
32,988	Teleflex Inc	4,025,855
102,906	TG Therapeutics Inc(a)	3,067,628
14,147	Tootsie Roll Industries Inc	518,205
25,427	TransMedics Group Inc(a)	3,093,195
35,122	TreeHouse Foods Inc(a)	828,528
5,747	UFP Technologies Inc(a)	1,276,006
45,092	United Natural Foods Inc(a)	1,518,248
18,893	Universal Corp	996,606
38,186	Upbound Group Inc	670,546
11,301	US Physical Therapy Inc	882,495
59,210	Veracyte Inc(a)	2,492,741
37,904	Vericel Corp(a)	1,364,923
122,106	Verra Mobility Corp(a)	2,736,396
78,182	Vestis Corp	521,474
81,032	Vir Biotechnology Inc(a)	488,623
27,891	Vital Farms Inc(a)	890,839
10,083	WD-40 Co	1,985,343
136,403	WillScot Holdings Corp	2,568,469
52,277	Xencor Inc(a)	800,361
		194,621,243
Energy — 5.32%
8,231	Alpha Metallurgical Resources Inc(a)	1,645,212
133,568	Archrock Inc	3,475,439
56,285	Atlas Energy Solutions Inc(b)	530,205
19,299	Bristow Group Inc(a)	706,729
59,100	California Resources Corp	2,642,361
59,659	Comstock Resources Inc(a)	1,382,896
34,986	Core Laboratories Inc	560,826
38,285	Core Natural Resources Inc	3,388,605
176,494	Crescent Energy Co Class A	1,480,785
22,390	CVR Energy Inc(a)	569,602
139,295	DNOW Inc(a)	1,845,659
96,982	Enphase Energy Inc(a)	3,108,273
105,039	Helix Energy Solutions Group Inc(a)	658,594
74,818	Helmerich & Payne Inc	2,145,780
28,302	Innovex International Inc(a)	618,965
31,996	Kinetik Holdings Inc(b)	1,153,456
63,243	Kodiak Gas Services Inc	2,365,288
124,910	Liberty Energy Inc	2,305,839
136,385	Magnolia Oil & Gas Corp Class A	2,985,468

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Energy — (continued)
95,809	Noble Corp PLC(b)	$ 2,705,646
71,645	Northern Oil & Gas Inc	1,538,218
75,423	Oceaneering International Inc(a)	1,812,415
39,204	Par Pacific Holdings Inc(a)	1,377,628
264,500	Patterson-UTI Energy Inc	1,616,095
90,652	Peabody Energy Corp	2,692,364
19,900	REX American Resources Corp(a)	643,168
66,279	RPC Inc	360,558
85,820	SM Energy Co	1,604,834
44,629	SolarEdge Technologies Inc(a)(b)	1,287,547
67,275	SunCoke Energy Inc	484,380
172,657	Sunrun Inc(a)	3,176,889
97,520	Talos Energy Inc(a)	1,074,670
34,128	Tidewater Inc(a)	1,723,805
39,136	Warrior Met Coal Inc	3,450,621
		59,118,820
Financial — 25.42%
98,204	Acadia Realty Trust REIT	2,017,110
19,504	Acadian Asset Management Inc	916,688
66,257	Adamas Trust Inc REIT	483,676
79,144	Air Lease Corp	5,083,419
55,318	Alexander & Baldwin Inc REIT	1,141,764
35,020	American Assets Trust Inc REIT	662,929
48,531	Ameris Bancorp	3,604,397
13,228	AMERISAFE Inc	508,088
97,155	Apollo Commercial Real Estate Finance Inc REIT	940,460
165,038	Apple Hospitality Inc REIT	1,955,700
144,008	Arbor Realty Trust Inc REIT(b)	1,117,502
56,908	Armada Hoffler Properties Inc REIT(b)	376,731
83,042	ARMOUR Residential Inc REIT(b)	1,469,013
52,426	Artisan Partners Asset Management Inc Class A	2,135,835
33,152	Assured Guaranty Ltd	2,979,370
108,300	Atlantic Union Bankshares Corp	3,822,990
42,930	Axos Financial Inc(a)	3,698,849
96,476	Banc of California Inc	1,861,022
16,025	BancFirst Corp	1,698,971
32,962	Bancorp Inc(a)	2,225,594
29,668	Bank of Hawaii Corp	2,028,401
56,042	BankUnited Inc	2,497,792
25,893	Banner Corp	1,622,455
60,776	Beacon Financial Corp	1,602,663
269,923	BGC Group Inc Class A	2,410,412
118,407	Blackstone Mortgage Trust Inc Class A REIT (b)	2,265,126
131,245	Brandywine Realty Trust REIT	383,235
Shares		Fair Value
Financial — (continued)
34,661	Bread Financial Holdings Inc	$ 2,565,954
89,035	Capitol Federal Financial Inc	606,328
168,277	CareTrust Inc REIT	6,084,896
50,967	Cathay General Bancorp	2,466,293
12,383	Centerspace REIT	826,194
20,186	Central Pacific Financial Corp	628,996
10,841	City Holding Co	1,292,247
206,519	Cleanspark Inc(a)(b)	2,089,972
20,063	Cohen & Steers Inc	1,259,555
39,353	Community Financial System Inc	2,260,436
71,198	Curbline Properties Corp REIT	1,652,506
172,168	Cushman & Wakefield Ltd(a)	2,787,400
23,821	Customers Bancorp Inc(a)	1,741,792
96,791	CVB Financial Corp	1,800,313
159,489	DiamondRock Hospitality Co REIT	1,429,021
31,361	Dime Community Bancshares Inc	943,653
125,545	Douglas Emmett Inc REIT	1,379,740
21,758	Eagle Bancorp Inc	466,056
31,780	Easterly Government Properties Inc REIT	673,418
79,220	Ellington Financial Inc REIT	1,075,808
64,047	Elme Communities REIT	1,114,418
17,848	Employers Holdings Inc	770,498
21,838	Enact Holdings Inc	865,658
17,209	Encore Capital Group Inc(a)	935,309
18,416	Enova International Inc(a)	2,894,995
150,453	Essential Properties Realty Trust Inc REIT	4,462,436
68,199	eXp World Holdings Inc(b)	617,201
43,726	EZCORP Inc Class A(a)	849,159
29,905	FB Financial Corp	1,668,699
149,523	First BanCorp	4,016,141
78,022	First Commonwealth Financial Corp	1,315,451
71,651	First Financial Bancorp	1,792,708
95,226	First Hawaiian Inc	2,409,218
68,750	First Interstate BancSystem Inc Class A	2,378,750
78,444	Four Corners Property Trust Inc REIT	1,808,919
63,562	Franklin BSP Realty Trust Inc REIT	637,527
135,326	Fulton Financial Corp	2,615,852
296,152	Genworth Financial Inc(a)	2,674,253
38,819	Getty Realty Corp REIT	1,062,476
146,134	Global Net Lease Inc REIT	1,256,752
18,770	Goosehead Insurance Inc Class A	1,382,411
94,190	HA Sustainable Infrastructure Capital Inc	2,960,392
22,117	Hanmi Financial Corp	597,823
7,884	HCI Group Inc	1,511,284
25,398	Heritage Financial Corp	600,663
79,919	Highwoods Properties Inc REIT	2,063,509

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Financial — (continued)
32,054	Hilltop Holdings Inc	$ 1,087,913
96,952	Hope Bancorp Inc	1,062,594
30,025	Horace Mann Educators Corp	1,386,555
36,830	Independent Bank Corp	2,691,536
21,306	Innovative Industrial Properties Inc REIT	1,009,052
51,145	Jackson Financial Inc Class A	5,454,614
46,127	JBG Smith Properties REIT(b)	784,620
90,921	Kennedy-Wilson Holdings Inc	879,206
42,037	KKR Real Estate Finance Trust Inc REIT	345,544
19,375	Lakeland Financial Corp	1,105,538
127,014	Lincoln National Corp	5,655,933
34,934	LTC Properties Inc REIT	1,201,031
44,349	LXP Industrial Trust REIT	2,198,824
192,181	Macerich Co REIT	3,547,661
283,187	MARA Holdings Inc(a)(b)	2,543,019
18,012	Marcus & Millichap Inc	491,548
368,030	Medical Properties Trust Inc REIT(b)	1,840,150
20,000	Mercury General Corp	1,881,200
117,669	Millrose Properties Inc REIT	3,514,773
56,121	Moelis & Co Class A	3,857,758
29,051	National Bank Holdings Corp Class A	1,104,229
48,605	Navient Corp	631,865
39,230	NBT Bancorp Inc	1,628,830
17,195	NexPoint Residential Trust Inc REIT	517,570
57,943	NMI Holdings Inc(a)	2,363,495
109,850	Northwest Bancshares Inc	1,318,200
33,841	OFG Bancorp	1,386,804
110,489	Outfront Media Inc REIT	2,662,785
19,592	Palomar Holdings Inc(a)	2,640,218
10,456	Park National Corp	1,591,194
16,729	Pathward Financial Inc	1,187,759
88,560	Pebblebrook Hotel Trust REIT	1,002,499
67,042	PennyMac Mortgage Investment Trust REIT	841,377
95,169	Phillips Edison & Co Inc REIT	3,385,161
12,607	Piper Sandler Cos	4,282,724
18,450	PJT Partners Inc Class A	3,084,840
26,728	PRA Group Inc(a)	472,818
8,345	Preferred Bank	788,018
37,263	ProAssurance Corp(a)	900,274
97,687	Provident Financial Services Inc	1,929,318
100,479	Radian Group Inc	3,616,239
91,100	Redwood Trust Inc REIT	503,783
71,079	Renasant Corp	2,503,402
47,603	Ryman Hospitality Properties Inc REIT	4,504,196
29,267	S&T Bancorp Inc	1,151,656
34,519	Safehold Inc REIT	472,565
11,285	Safety Insurance Group Inc	879,214
Shares		Fair Value
Financial — (continued)
8,229	Saul Centers Inc REIT	$ 259,460
72,439	Seacoast Banking Corp of Florida	2,276,033
38,418	ServisFirst Bancshares Inc	2,758,028
107,109	Simmons First National Corp Class A	2,019,005
76,606	SiriusPoint Ltd(a)	1,676,905
54,521	SL Green Realty Corp REIT	2,500,878
21,971	Southside Bancshares Inc	667,699
30,868	St Joe Co	1,832,633
35,027	Stellar Bancorp Inc	1,083,735
54,904	StepStone Group Inc Class A	3,523,190
21,193	Stewart Information Services Corp	1,489,020
34,541	StoneX Group Inc(a)	3,285,885
77,145	Summit Hotel Properties Inc REIT	375,696
139,439	Sunstone Hotel Investors Inc REIT	1,246,585
86,889	Tanger Inc REIT	2,899,486
76,913	Terreno Realty Corp REIT	4,515,562
9,835	Tompkins Financial Corp	713,234
16,433	Triumph Financial Inc(a)(b)	1,029,199
25,612	Trupanion Inc(a)	957,120
13,128	TrustCo Bank Corp	542,580
45,297	Trustmark Corp	1,764,318
80,000	Two Harbors Investment Corp REIT	840,000
92,863	United Community Banks Inc	2,899,183
16,471	United Fire Group Inc	598,721
9,508	Universal Health Realty Income Trust REIT	372,809
94,282	Urban Edge Properties REIT	1,809,272
58,864	Veris Residential Inc REIT	875,896
36,926	Victory Capital Holdings Inc Class A	2,329,661
61,305	Virtu Financial Inc Class A	2,042,683
4,553	Virtus Investment Partners Inc	742,822
60,995	WaFd Inc	1,953,670
25,277	Walker & Dunlop Inc	1,520,412
19,581	Westamerica BanCorp	936,559
240,099	Western Union Co	2,235,322
31,707	Whitestone REIT	440,410
88,155	WisdomTree Inc	1,074,609
2,421	World Acceptance Corp(a)	339,884
41,128	WSFS Financial Corp	2,271,911
69,747	Xenia Hotels & Resorts Inc REIT	986,223
		282,379,672
Industrial — 17.69%
28,464	AAR Corp(a)	2,356,534
28,339	Advanced Energy Industries Inc	5,933,336
8,184	Alamo Group Inc	1,373,848
21,545	Albany International Corp Class A	1,092,332

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Industrial — (continued)
10,946	American Woodmark Corp(a)	$ 589,989
16,141	Apogee Enterprises Inc	587,694
17,255	ArcBest Corp	1,280,148
36,601	Arcosa Inc	3,891,418
32,531	Armstrong World Industries Inc	6,216,674
17,121	Astec Industries Inc	741,682
22,267	AZZ Inc	2,386,577
21,950	Badger Meter Inc	3,828,299
26,725	Benchmark Electronics Inc	1,142,761
28,011	Boise Cascade Co	2,061,610
32,587	Brady Corp Class A	2,553,843
51,330	Cactus Inc Class A	2,344,754
47,034	Casella Waste Systems Inc Class A(a)	4,606,510
12,495	CSW Industrials Inc	3,667,657
22,296	CTS Corp	955,830
26,879	Dorian LPG Ltd	654,235
9,484	DXP Enterprises Inc(a)	1,041,248
45,154	Energizer Holdings Inc	898,113
40,595	Enerpac Tool Group Corp	1,552,353
15,981	Enpro Inc	3,422,012
63,268	Enviri Corp(a)	1,133,762
19,551	ESCO Technologies Inc	3,820,070
37,964	Everus Construction Group Inc(a)	3,248,200
46,010	Federal Signal Corp	4,996,226
17,265	Forward Air Corp(a)	431,625
28,343	Franklin Electric Co Inc	2,707,607
53,815	Frontdoor Inc(a)	3,104,587
195,148	Gates Industrial Corp PLC(a)	4,189,828
22,200	Gibraltar Industries Inc(a)	1,097,568
33,181	Granite Construction Inc(b)	3,827,428
23,236	Greenbrier Cos Inc	1,086,051
29,055	Griffon Corp	2,139,901
150,025	Hayward Holdings Inc(a)	2,317,886
37,558	Heartland Express Inc	339,149
51,868	Hillenbrand Inc	1,645,253
45,533	Hub Group Inc Class A	1,940,161
24,251	Ichor Holdings Ltd(a)	446,946
13,895	Insteel Industries Inc	440,055
30,584	International Seaways Inc	1,484,853
33,935	Itron Inc(a)	3,151,204
39,174	JBT Marel Corp	5,902,347
9,045	Kadant Inc	2,578,006
57,402	Kennametal Inc	1,630,791
62,204	Knowles Corp(a)	1,333,032
8,274	Lindsay Corp	975,256
43,501	Marten Transport Ltd	495,041
92,839	Masterbrand Inc(a)(b)	1,024,943
15,350	Materion Corp	1,908,312
23,300	Matson Inc	2,878,715
39,123	Mercury Systems Inc(a)	2,856,370
25,304	Metallus Inc(a)	434,217
185,478	Mirion Technologies Inc(a)	4,343,895
38,495	Mohawk Industries Inc(a)	4,207,503
21,579	Moog Inc Class A	5,255,566
119,485	Mueller Water Products Inc Class A	2,846,133
Shares		Fair Value
Industrial — (continued)
11,555	MYR Group Inc(a)	$ 2,524,767
3,954	National Presto Industries Inc	422,129
115,761	O-I Glass Inc(a)	1,708,632
11,998	OSI Systems Inc(a)	3,060,210
20,534	Plexus Corp(a)	3,018,498
6,997	Powell Industries Inc	2,230,504
40,677	Primoris Services Corp	5,049,643
17,386	Proto Labs Inc(a)	879,558
85,228	Ralliant Corp	4,338,958
120,044	RXO Inc(a)	1,517,356
41,036	Sanmina Corp(a)	6,158,272
38,596	Schneider National Inc Class B	1,023,952
110,556	Sealed Air Corp	4,580,335
9,038	Standex International Corp	1,963,777
13,787	Tennant Co	1,016,102
59,343	Trinity Industries Inc	1,569,029
78,033	TTM Technologies Inc(a)	5,384,277
17,336	Vicor Corp(a)	1,900,026
91,248	Vishay Intertechnology Inc	1,322,183
43,094	Werner Enterprises Inc	1,293,251
40,080	World Kinect Corp	939,074
22,873	Worthington Enterprises Inc	1,179,561
24,495	Worthington Steel Inc	848,017
112,385	Zurn Elkay Water Solutions Corp	5,224,778
		196,550,833
Technology — 7.73%
76,490	ACI Worldwide Inc(a)	3,656,987
39,258	ACM Research Inc Class A(a)	1,548,728
82,381	Adeia Inc	1,421,072
19,474	Agilysys Inc(a)	2,314,290
19,283	Alpha & Omega Semiconductor Ltd(a)	381,996
116,559	Amentum Holdings Inc(a)	3,380,211
23,165	Axcelis Technologies Inc(a)	1,861,076
38,459	Blackline Inc(a)	2,126,398
110,399	Box Inc Class A(a)	3,302,034
67,089	Clear Secure Inc Class A	2,353,482
34,081	Cohu Inc(a)	793,065
31,731	Corsair Gaming Inc(a)	188,482
20,066	CSG Systems International Inc	1,538,862
27,927	Digi International Inc(a)	1,208,960
50,217	DigitalOcean Holdings Inc(a)	2,416,442
34,724	Diodes Inc(a)	1,713,282
19,700	Donnelley Financial Solutions Inc(a)	919,793
101,223	DoubleVerify Holdings Inc(a)	1,157,991
130,372	DXC Technology Co(a)	1,909,950
57,708	FormFactor Inc(a)	3,218,952
48,146	Grid Dynamics Holdings Inc(a)	434,758
19,721	Impinj Inc(a)	3,431,651
23,039	Insight Enterprises Inc(a)	1,876,987
40,484	Kulicke & Soffa Industries Inc	1,844,451

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Technology — (continued)
49,310	LiveRamp Holdings Inc(a)	$ 1,448,235
61,419	MaxLinear Inc(a)	1,070,533
55,749	N-able Inc(a)	417,003
54,325	NCR Atleos Corp(a)	2,070,326
103,863	NCR Voyix Corp(a)(b)	1,059,403
50,002	NetScout Systems Inc(a)	1,353,054
22,308	PDF Solutions Inc(a)	636,447
36,051	Penguin Solutions Inc(a)	705,158
46,067	Photronics Inc(a)	1,474,144
115,663	Pitney Bowes Inc	1,222,558
42,609	Power Integrations Inc	1,514,324
32,361	Progress Software Corp(a)	1,390,229
63,574	Qorvo Inc(a)	5,372,639
41,908	Schrodinger Inc(a)	749,315
65,377	Semtech Corp(a)	4,817,631
16,535	SiTime Corp(a)	5,839,997
28,428	SPS Commerce Inc(a)	2,533,788
72,250	Teradata Corp(a)	2,199,290
33,174	Ultra Clean Holdings Inc(a)	840,297
45,827	Veeco Instruments Inc(a)	1,309,736
87,830	Waystar Holding Corp(a)	2,876,432
		85,900,439
Utilities — 2.24%
28,666	American States Water Co	2,077,712
59,971	Avista Corp	2,311,282
44,345	California Water Service Group	1,921,469
18,150	Chesapeake Utilities Corp	2,264,394
25,356	Clearway Energy Inc Class A	796,685
65,930	Clearway Energy Inc Class C	2,192,832
24,923	H2O America	1,220,978
133,333	Hawaiian Electric Industries Inc(a)	1,639,996
152,618	MDU Resources Group Inc	2,979,103
27,094	MGE Energy Inc	2,124,712
14,849	Middlesex Water Co	748,687
30,873	Northwest Natural Holding Co	1,443,004
Shares		Fair Value
Utilities — (continued)
31,867	Otter Tail Corp	$ 2,575,172
12,509	Unitil Corp	605,936
		24,901,962
TOTAL COMMON STOCK — 99.48% (Cost $1,021,892,960)		$1,105,196,329
GOVERNMENT MONEY MARKET MUTUAL FUNDS
35,079,767	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.71%(d)	35,079,767
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.15% (Cost $35,079,767)		$35,079,767
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.26%
2,896,700	U.S. Treasury Bills(b)(e) 3.55%, 03/10/2026	2,877,430
TOTAL SHORT TERM INVESTMENTS — 0.26% (Cost $2,877,430)		$2,877,430
TOTAL INVESTMENTS — 102.89% (Cost $1,059,850,157)		$1,143,153,526
OTHER ASSETS & LIABILITIES, NET — (2.89)%		$(32,162,996)
TOTAL NET ASSETS — 100.00%		$1,110,990,530

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of December 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
Russell 2000 E-mini Index Futures	60	USD	7,494	Mar 2026	$(188,500)
				Net Depreciation	$(188,500)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.28%
3,452	Centrus Energy Corp Class A(a)(b)	$ 838,008
128,082	Element Solutions Inc	3,200,769
14,349	Steel Dynamics Inc	2,431,438
		6,470,215
Communications — 3.21%
35,939	Applied Digital Corp(a)(b)	881,224
21,584	BlackSky Technology Inc(a)(b)	404,700
13,181	Calix Inc(a)	697,671
11,475	Ciena Corp(a)	2,683,658
119,679	DigitalBridge Group Inc	1,835,876
24,451	Gilat Satellite Networks Ltd(a)	316,396
26,876	Q2 Holdings Inc(a)	1,939,372
3,675	Sphere Entertainment Co(a)	349,419
		9,108,316
Consumer, Cyclical — 10.18%
31,334	Academy Sports & Outdoors Inc	1,565,447
29,859	Birkenstock Holding PLC(a)	1,221,233
56,888	Black Rock Coffee Bar Inc Class A(a)(b)	1,265,758
13,800	Boot Barn Holdings Inc(a)	2,435,286
8,646	Burlington Stores Inc(a)	2,497,397
29,221	Champion Homes Inc(a)	2,469,175
12,709	FirstCash Holdings Inc	2,025,560
11,418	IMAX Corp(a)	422,009
50,372	Life Time Group Holdings Inc(a)	1,338,888
34,891	Lindblad Expeditions Holdings Inc(a)	503,128
105,877	Lionsgate Studios Corp(a)	966,657
22,573	Ollie's Bargain Outlet Holdings Inc(a)	2,474,227
52,867	On Holding AG Class A(a)	2,457,258
26,631	Patrick Industries Inc	2,887,599
12,507	RB Global Inc	1,286,595
47,454	ThredUp Inc Class A(a)	303,231
3,746	VSE Corp	647,196
47,550	YETI Holdings Inc(a)	2,100,284
		28,866,928
Consumer, Non-Cyclical — 27.26%
157,483	Adaptive Biotechnologies Corp(a)	2,557,524
86,286	ADMA Biologics Inc(a)	1,573,857
46,162	Alkermes PLC(a)	1,291,613
6,367	Arcellx Inc(a)	415,128
38,768	Arlo Technologies Inc(a)	542,364
78,098	Artivion Inc(a)	3,562,050
8,511	Axsome Therapeutics Inc(a)	1,554,449
27,390	Azenta Inc(a)	910,991
27,368	Beta Bionics Inc(a)	833,903
3,014	Billiontoone Inc Class A(a)(b)	246,666
65,142	BioLife Solutions Inc(a)	1,575,134
11,407	Celcuity Inc(a)	1,137,734
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
41,385	Celsius Holdings Inc(a)	$ 1,892,950
77,249	Ceribell Inc(a)	1,694,071
7,848	CG Oncology Inc(a)	325,849
3,549	Chefs' Warehouse Inc(a)	221,209
50,007	Cogent Biosciences Inc(a)	1,776,249
20,191	Cytokinetics Inc(a)	1,282,936
8,109	FTI Consulting Inc(a)	1,385,260
17,016	GeneDx Holdings Corp(a)	2,213,101
21,012	HealthEquity Inc(a)	1,924,909
3,293	Huron Consulting Group Inc(a)	569,393
11,243	iRhythm Technologies Inc(a)	1,994,958
12,214	Kestra Medical Technologies Ltd(a)(b)	323,915
39,914	Kiniksa Pharmaceuticals International PLC(a)	1,646,452
56,846	Legence Corp Class A(a)(b)	2,446,652
13,701	Lincoln Educational Services Corp(a)	330,879
19,644	Mineralys Therapeutics Inc(a)	712,881
11,421	Mirum Pharmaceuticals Inc(a)	902,145
10,534	Neurocrine Biosciences Inc(a)	1,494,037
9,098	NewAmsterdam Pharma Co NV(a)	319,158
104,265	Ocular Therapeutix Inc(a)	1,265,777
43,790	Oddity Tech Ltd Class A(a)	1,759,482
35,731	ORIC Pharmaceuticals Inc(a)	292,280
23,551	Paymentus Holdings Inc Class A(a)	743,976
22,310	Performance Food Group Co(a)	2,006,115
1,954	Praxis Precision Medicines Inc(a)	575,922
62,226	Privia Health Group Inc(a)	1,475,378
34,851	PROCEPT BioRobotics Corp(a)(b)	1,096,412
10,027	PTC Therapeutics Inc(a)	761,651
7,070	Rhythm Pharmaceuticals Inc(a)	756,773
28,051	Scholar Rock Holding Corp(a)	1,235,647
16,779	Sezzle Inc(a)	1,065,047
24,549	Shift4 Payments Inc Class A(a)(b)	1,545,850
70,149	SI-BONE Inc(a)	1,383,338
22,309	Soleno Therapeutics Inc(a)	1,032,907
94,399	Stevanato Group Spa	1,899,308
16,457	Structure Therapeutics Inc(a)	1,144,584
15,897	Tarsus Pharmaceuticals Inc(a)	1,301,646
27,403	Terns Pharmaceuticals Inc(a)	1,107,081
14,201	TransMedics Group Inc(a)	1,727,552
8,706	Travere Therapeutics Inc(a)	332,656
95,532	Trevi Therapeutics Inc(a)	1,196,061
52,915	Twist Bioscience Corp(a)	1,678,464
18,520	Universal Technical Institute Inc(a)	483,928
49,301	Valvoline Inc(a)(b)	1,432,687
37,078	Vericel Corp(a)	1,335,179
111,950	Verra Mobility Corp(a)	2,508,799
10,461	Vita Coco Co Inc(a)	554,538
46,912	Vital Farms Inc(a)(b)	1,498,369
9,275	Willdan Group Inc(a)	961,447

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
32,913	Xenon Pharmaceuticals Inc(a)	$ 1,475,161
		77,292,432
Energy — 2.12%
92,572	Flowco Holdings Inc Class A	1,734,799
145,632	Shoals Technologies Group Inc Class A(a)	1,237,872
68,191	TechnipFMC PLC	3,038,591
		6,011,262
Financial — 9.37%
27,893	Coastal Financial Corp(a)	3,196,259
9,575	Dave Inc(a)	2,120,001
40,415	Essent Group Ltd	2,627,379
7,532	Evercore Inc Class A	2,562,763
48,224	Glacier Bancorp Inc	2,124,267
10,467	Miami International Holdings Inc(a)	464,525
6,985	Neptune Insurance Holdings Inc Class A(a)	203,683
13,871	Palomar Holdings Inc(a)	1,869,256
1,669	Piper Sandler Cos	566,976
29,141	Ryan Specialty Holdings Inc	1,504,550
31,820	Skyward Specialty Insurance Group Inc(a)	1,626,320
25,942	Stifel Financial Corp	3,248,457
68,559	Terawulf Inc(a)(b)	787,743
37,490	Triumph Financial Inc(a)	2,347,999
39,223	Virtu Financial Inc Class A	1,306,910
		26,557,088
Industrial — 22.12%
23,599	AAON Inc(b)	1,799,424
26,475	AAR Corp(a)	2,191,865
19,147	Advanced Drainage Systems Inc	2,773,060
14,585	Advanced Energy Industries Inc	3,053,661
21,853	Arcosa Inc	2,323,411
688	Argan Inc	215,564
3,864	Bel Fuse Inc Class B(b)	655,450
20,932	Boise Cascade Co	1,540,595
24,327	Cardinal Infrastructure Group Inc Class A(a)	588,227
46,023	CECO Environmental Corp(a)	2,754,476
20,686	Construction Partners Inc Class A(a)	2,245,465
5,681	Dycom Industries Inc(a)	1,919,610
11,560	ESCO Technologies Inc	2,258,708
41,729	Flowserve Corp	2,895,158
12,489	FTAI Aviation Ltd	2,458,460
10,829	Generac Holdings Inc(a)	1,476,751
20,274	Itron Inc(a)	1,882,644
14,033	JBT Marel Corp	2,114,352
22,850	Kirby Corp(a)	2,517,613
29,179	Knight-Swift Transportation Holdings Inc	1,525,478
Shares		Fair Value
Industrial — (continued)
31,458	Kratos Defense & Security Solutions Inc(a)	$ 2,387,977
36,082	Mercury Systems Inc(a)	2,634,347
75,426	Mirion Technologies Inc(a)	1,766,477
16,594	Modine Manufacturing Co(a)	2,215,465
51,230	Montrose Environmental Group Inc(a)	1,272,041
9,941	MYR Group Inc(a)	2,172,108
14,737	nLight Inc(a)	552,785
2,705	OSI Systems Inc(a)	689,937
891	Powell Industries Inc	284,033
6,814	Primoris Services Corp	845,890
18,042	SPX Technologies Inc(a)	3,609,482
2,435	Standex International Corp	529,077
2,055	Sterling Infrastructure Inc(a)	629,303
16,677	TAT Technologies Ltd(a)	744,795
15,029	Xometry Inc Class A(a)	893,775
49,255	Zurn Elkay Water Solutions Corp	2,289,865
		62,707,329
Technology — 20.94%
27,161	Agilysys Inc(a)	3,227,813
50,108	Allegro MicroSystems Inc(a)	1,321,849
5,002	Ambarella Inc(a)	354,342
140,162	AvePoint Inc(a)	1,946,850
83,251	Box Inc Class A(a)	2,490,037
41,969	Braze Inc Class A(a)	1,439,117
115,360	Clearwater Analytics Holdings Inc Class A(a)	2,782,483
4,059	CyberArk Software Ltd(a)	1,810,558
7,780	D-Wave Quantum Inc(a)(b)	203,447
135,017	Evolent Health Inc Class A(a)	540,068
34,216	FormFactor Inc(a)	1,908,568
178,026	Genius Sports Ltd(a)	1,961,847
23,962	Grid Dynamics Holdings Inc(a)	216,377
13,443	HeartFlow Inc(a)(b)	391,863
5,607	Hinge Health Inc Class A(a)	260,445
2,368	Innodata Inc(a)(b)	120,650
54,007	JFrog Ltd(a)	3,373,277
45,577	KBR Inc	1,832,195
6,774	Lumentum Holdings Inc(a)	2,496,829
15,687	MACOM Technology Solutions Holdings Inc(a)	2,686,869
64,371	nCino Inc(a)	1,650,473
34,614	Nutanix Inc Class A(a)	1,789,198
20,663	Omada Health Inc(a)(b)	326,062
17,931	Ouster Inc(a)	388,027
56,507	PAR Technology Corp(a)	2,050,074
48,073	Pattern Group Inc Class A(a)(b)	554,762
27,163	Procore Technologies Inc(a)	1,975,837
16,536	PTC Inc(a)	2,880,737
25,379	Pure Storage Inc Class A(a)	1,700,647
6,248	Red Violet Inc	355,824
72,239	SentinelOne Inc Class A(a)	1,083,585
31,043	Sprout Social Inc Class A(a)	349,855
22,144	SS&C Technologies Holdings Inc	1,935,829

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Technology — (continued)
27,919	Synaptics Inc(a)	$ 2,066,564
9,554	Teradyne Inc	1,849,272
52,514	Varonis Systems Inc(a)	1,722,459
45,617	Vertex Inc Class A(a)	910,971
75,683	Waystar Holding Corp(a)	2,478,618
94,331	Zeta Global Holdings Corp Class A(a)	1,919,636
		59,353,914
TOTAL COMMON STOCK — 97.48% (Cost $244,253,828)		$276,367,484
GOVERNMENT MONEY MARKET MUTUAL FUNDS
11,794,784	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.71%(d)	11,794,784
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 4.16% (Cost $11,794,784)		$11,794,784
TOTAL INVESTMENTS — 101.64% (Cost $256,048,612)		$288,162,268
OTHER ASSETS & LIABILITIES, NET — (1.64)%		$(4,661,313)
TOTAL NET ASSETS — 100.00%		$283,500,955
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2025.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of December 31, 2025
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.84%
9,400	AdvanSix Inc	$ 162,620
35,700	American Vanguard Corp(a)	136,374
28,700	Axalta Coating Systems Ltd(a)	927,297
2,400	Cabot Corp	159,072
24,100	Constellium SE(a)	454,285
436,314	Ecovyst Inc(a)	4,245,336
21,971	Hawkins Inc	3,121,200
13,500	HB Fuller Co	802,710
71,300	Huntsman Corp	713,000
7,800	Ingevity Corp(a)	461,604
8,300	Innospec Inc	635,282
10,000	Kaiser Aluminum Corp	1,148,600
35,000	Olin Corp	729,050
85,833	Solstice Advanced Materials Inc(a)	4,169,767
9,300	Sylvamo Corp	447,795
		18,313,992
Communications — 1.89%
141,335	Array Digital Infrastructure Inc	7,578,383
17,100	Aviat Networks Inc(a)	365,598
7,900	ePlus Inc	692,830
142,000	National CineMedia Inc	552,380
64,630	Phoenix Education Partners Inc(a)	1,958,289
117,200	Stagwell Inc(a)	573,108
21,700	TEGNA Inc	421,197
		12,141,785
Consumer, Cyclical — 14.15%
3,800	Academy Sports & Outdoors Inc	189,848
61,300	Accel Entertainment Inc(a)	699,433
33,000	Adient PLC(a)	632,610
2,800	Asbury Automotive Group Inc(a)	651,084
87,844	Atlanta Braves Holdings Inc Class C(a)	3,465,446
17,700	Bath & Body Works Inc	355,416
53,400	Bloomin' Brands Inc	329,478
100,269	Blue Bird Corp(a)	4,712,643
12,281	Boot Barn Holdings Inc(a)	2,167,228
4,500	Boyd Gaming Corp	383,580
53,400	Brightstar Lottery PLC	826,632
12,100	Brunswick Corp	898,304
14,700	Carter's Inc	476,721
13,500	Central Garden & Pet Co(a)	434,025
4,400	Century Communities Inc	261,140
49,862	Churchill Downs Inc	5,673,298
7,800	Columbia Sportswear Co	429,702
31,810	Crocs Inc(a)	2,720,391
157,221	Dana Inc	3,735,571
15,700	Dave & Buster's Entertainment Inc(a)(b)	254,497
82,300	Denny's Corp(a)	511,906
12,000	Douglas Dynamics Inc	391,800
42,200	El Pollo Loco Holdings Inc(a)	441,412
Shares		Fair Value
Consumer, Cyclical — (continued)
15,500	G-III Apparel Group Ltd	$ 448,880
394,729	Garrett Motion Inc	6,880,127
31,700	Gentex Corp	737,659
14,475	Global Industrial Co	422,959
59,400	Goodyear Tire & Rubber Co(a)	520,344
2,900	Green Brick Partners Inc(a)	181,714
1,520	Group 1 Automotive Inc	597,816
28,900	Harley-Davidson Inc(b)	592,161
28,900	Haverty Furniture Cos Inc	675,104
19,700	Hilton Grand Vacations Inc(a)	881,575
21,200	JAKKS Pacific Inc	357,856
56,574	KB Home	3,191,339
52,507	Kontoor Brands Inc	3,207,653
8,500	Lear Corp	974,100
45,400	Leggett & Platt Inc	499,400
153,149	Levi Strauss & Co Class A	3,176,310
1,600	M/I Homes Inc(a)	204,720
13,800	MarineMax Inc(a)	334,374
12,000	Marriott Vacations Worldwide Corp	692,280
20,900	Mattel Inc(a)	414,656
85,400	Methode Electronics Inc	567,056
11,300	Miller Industries Inc	422,281
23,800	MillerKnoll Inc	435,064
2,000	Monarch Casino & Resort Inc	191,400
9,700	MSC Industrial Direct Co Inc Class A	815,770
25,200	OneWater Marine Inc Class A(a)(b)	272,664
15,900	Oxford Industries Inc	543,780
3,000	PC Connection Inc	173,280
59,300	PetMed Express Inc(a)	189,760
8,000	Phinia Inc	501,520
9,100	Polaris Inc	575,575
89,563	Pursuit Attractions & Hospitality Inc(a)	3,016,482
5,400	PVH Corp	361,908
133,684	Resideo Technologies Inc(a)	4,694,982
4,900	REV Group Inc	297,969
54,662	Rush Enterprises Inc Class A	2,948,468
14,000	ScanSource Inc(a)	546,840
4,400	Signet Jewelers Ltd	364,672
8,700	Sonic Automotive Inc Class A	538,182
17,900	Steven Madden Ltd	745,356
17,000	Sun Country Airlines Holdings Inc(a)	244,630
8,000	Thor Industries Inc	821,360
39,000	Titan Machinery Inc(a)	586,560
13,600	Travel + Leisure Co	959,208
18,600	Tri Pointe Homes Inc(a)	585,342
2,500	UniFirst Corp	482,250
15,200	United Parks & Resorts Inc(a)	551,760
7,100	Visteon Corp	675,210
34,957	VSE Corp	6,039,521
45,600	Wabash National Corp	394,440
19,900	Winnebago Industries Inc	806,348
117,380	YETI Holdings Inc(a)	5,184,675
		91,167,505

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Non-Cyclical — 14.04%
15,000	ABM Industries Inc	$ 634,500
35,700	Acadia Healthcare Co Inc(a)	506,583
17,616	Addus HomeCare Corp(a)	1,891,782
24,800	Amphastar Pharmaceuticals Inc(a)	664,144
51,823	ANI Pharmaceuticals Inc(a)	4,090,908
29,100	Ardent Health Inc(a)	256,953
30,000	Astrana Health Inc(a)	744,300
57,374	BellRing Brands Inc(a)	1,533,607
26,909	Boyd Group Inc(b)	4,286,603
8,000	Brink's Co	933,840
5,400	Cass Information Systems Inc	224,208
95,375	Collegium Pharmaceutical Inc(a)	4,415,862
31,474	Colliers International Group Inc(b)	4,626,993
271,410	Concentra Group Holdings Parent Inc	5,341,349
22,100	Edgewell Personal Care Co	376,805
26,238	Emerald Holding Inc(b)	117,284
11,400	Ennis Inc	205,314
18,700	Envista Holdings Corp(a)	405,977
9,900	Euronet Worldwide Inc(a)	753,489
19,600	Forrester Research Inc(a)	159,152
9,700	Franklin Covey Co(a)	162,766
43,324	Haemonetics Corp(a)	3,472,419
9,000	Halozyme Therapeutics Inc(a)	605,700
44,000	Healthcare Services Group Inc(a)	841,280
25,300	Helen of Troy Ltd(a)	537,625
35,781	Herc Holdings Inc	5,309,185
59,900	Inmode Ltd(a)	879,931
8,600	Insperity Inc	332,992
6,700	Jazz Pharmaceuticals PLC(a)	1,139,000
10,800	John B Sanfilippo & Son Inc	762,480
72,982	John Wiley & Sons Inc Class A	2,235,439
28,300	Kforce Inc	875,036
55,580	Korn Ferry	3,669,392
53,851	Lantheus Holdings Inc(a)	3,583,784
15,100	Laureate Education Inc(a)	508,417
15,500	LivaNova PLC(a)	953,715
17,000	ManpowerGroup Inc	505,410
21,100	National Research Corp(b)	396,047
266,300	Nomad Foods Ltd	3,331,413
358,233	NPK International Inc(a)	4,270,137
144,833	Option Care Health Inc(a)	4,614,379
112,254	Pennant Group Inc(a)	3,159,950
35,113	Post Holdings Inc(a)	3,477,943
49,700	Resources Connection Inc	250,488
33,600	Reynolds Consumer Products Inc	770,112
25,400	Robert Half Inc	689,864
28,600	Select Medical Holdings Corp	424,710
49,800	SIGA Technologies Inc	304,278
97,856	Supernus Pharmaceuticals Inc(a)	4,863,443
90,400	TrueBlue Inc(a)	411,320
6,500	Utah Medical Products Inc	363,740
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
30,581	WEX Inc(a)	$ 4,555,957
		90,428,005
Energy — 7.10%
141,041	Antero Resources Corp(a)	4,860,273
342,068	Baytex Energy Corp	1,104,880
99,516	California Resources Corp	4,449,360
33,900	Core Laboratories Inc	543,417
191,787	Crescent Energy Co Class A	1,609,093
22,900	CVR Energy Inc(a)	582,576
25,100	Delek US Holdings Inc	744,466
21,100	Excelerate Energy Inc Class A	591,855
64,300	Expro Group Holdings NV(a)	858,405
61,900	Helix Energy Solutions Group Inc(a)	388,113
34,800	Innovex International Inc(a)	761,076
128,444	Kodiak Gas Services Inc	4,803,806
520,300	Kosmos Energy Ltd(a)	472,120
35,000	Liberty Energy Inc	646,100
32,900	Murphy Oil Corp	1,028,125
46,200	National Energy Services Reunited Corp(a)	723,492
130,600	NextDecade Corp(a)(b)	688,262
2,700	Nextpower Inc Class A(a)	235,197
12,700	Noble Corp PLC	358,648
36,700	Northern Oil & Gas Inc(b)	787,949
59,900	NOV Inc	936,237
70,760	Oceaneering International Inc(a)	1,700,363
108,000	Oil States International Inc(a)	731,160
24,700	Par Pacific Holdings Inc(a)	867,958
26,300	PBF Energy Inc Class A	713,256
126,700	ProFrac Holding Corp Class A(a)(b)	492,863
80,700	ProPetro Holding Corp(a)	767,457
27,300	REX American Resources Corp(a)	882,336
83,300	RPC Inc	453,152
34,600	Select Water Solutions Inc	363,992
36,100	SM Energy Co	675,070
85,600	Talos Energy Inc(a)	943,312
3,800	Tidewater Inc(a)	191,938
222,100	VAALCO Energy Inc(b)	808,444
7,800	Valaris Ltd(a)	393,120
138,566	Viper Energy Inc Class A	5,352,804
41,118	Weatherford International PLC	3,217,895
		45,728,570
Financial — 27.08%
10,000	1st Source Corp	624,900
10,889	Affiliated Managers Group Inc	3,139,081
44,495	Agree Realty Corp REIT	3,204,975
29,900	Amerant Bancorp Inc	583,349
30,600	American Assets Trust Inc REIT	579,258
88,418	Ameris Bancorp	6,566,805
39,500	Apollo Commercial Real Estate Finance Inc REIT	382,360

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Financial — (continued)
85,900	Ares Commercial Real Estate Corp REIT(b)	$ 410,602
7,400	Arrow Financial Corp	232,360
17,900	Aspen Insurance Holdings Ltd Class A(a)	664,090
14,200	Associated Banc-Corp	365,792
5,800	Assured Guaranty Ltd	521,246
49,178	Banc of California Inc	948,644
37,065	Bancorp Inc(a)	2,502,629
16,200	Bank of Marin Bancorp	421,362
4,200	Bank7 Corp	172,116
19,900	BankUnited Inc	886,943
7,000	BayCom Corp	205,800
31,956	Beacon Financial Corp	842,680
106,900	Brandywine Realty Trust REIT	312,148
13,300	Bread Financial Holdings Inc	984,599
11,000	Bridgewater Bancshares Inc(a)	192,830
74,900	BrightSpire Capital Inc REIT	419,440
6,600	Burke & Herbert Financial Services Corp	411,246
10,800	Camden National Corp	468,504
6,800	Capital Bancorp Inc	191,556
123,200	Capitol Federal Financial Inc	838,992
9,500	Carter Bankshares Inc(a)	186,770
11,600	Cathay General Bancorp	561,324
19,300	Central Pacific Financial Corp	601,388
8,000	Civista Bancshares Inc	177,760
129,600	Claros Mortgage Trust Inc REIT(a)	396,576
7,500	CNB Financial Corp	196,275
22,500	CNO Financial Group Inc	955,575
10,500	Colony Bankcorp Inc	187,110
30,503	Columbia Banking System Inc	852,559
7,000	Community Trust Bancorp Inc	395,500
32,545	ConnectOne Bancorp Inc	853,330
116,309	Curbline Properties Corp REIT	2,699,532
50,100	Cushman & Wakefield Ltd(a)	811,119
4,800	Diamond Hill Investment Group Inc	813,600
46,300	DiamondRock Hospitality Co REIT	414,848
25,700	Dime Community Bancshares Inc	773,313
160,400	Douglas Elliman Inc(a)	380,148
58,300	Douglas Emmett Inc REIT	640,717
41,800	Eagle Bancorp Inc	895,356
50,900	Empire State Realty Trust Inc Class A REIT	331,868
9,600	Employers Holdings Inc	414,432
23,000	Enact Holdings Inc	911,720
10,600	Enterprise Financial Services Corp	572,400
13,200	Essent Group Ltd	858,132
20,400	F&G Annuities & Life Inc	629,340
12,590	Farmers National Banc Corp	167,699
83,823	FB Financial Corp	4,677,323
32,348	Federal Agricultural Mortgage Corp Class C	5,679,338
16,100	Federated Hermes Inc	838,327
Shares		Fair Value
Financial — (continued)
159,781	Fidelis Insurance Holdings Ltd	$ 3,126,914
25,600	Financial Institutions Inc	797,952
133,084	First Busey Corp	3,166,068
7,400	First Financial Corp	447,108
101,921	First Foundation Inc(a)	627,833
33,200	First Hawaiian Inc	839,960
8,000	First Internet Bancorp	166,960
19,000	First Interstate BancSystem Inc Class A	657,400
22,196	First Merchants Corp	831,906
10,900	First Mid Bancshares Inc	425,100
7,300	First Western Financial Inc(a)	195,713
24,896	FirstService Corp(b)	3,872,075
9,800	Firstsun Capital Bancorp(a)	368,823
6,100	Five Star Bancorp	218,258
65,500	Flagstar Bank NA	824,645
28,800	Flushing Financial Corp	436,896
11,700	FNB Corp	200,070
18,580	Global Medical Inc REIT	626,889
83,250	Granite Point Mortgage Trust Inc REIT	199,800
7,600	Great Southern Bancorp Inc	467,856
76,659	Hanmi Financial Corp	2,072,093
4,000	Hanover Insurance Group Inc	731,080
67,300	Heritage Commerce Corp	808,273
17,000	Heritage Financial Corp	402,050
24,300	Hilltop Holdings Inc	824,742
2,200	Hingham Institution For Savings(b)	624,712
7,400	Home Bancorp Inc	427,720
188,320	Home BancShares Inc	5,231,530
71,200	Hope Bancorp Inc	780,352
8,700	Horace Mann Educators Corp	401,766
36,800	Horizon Bancorp Inc	624,128
51,285	Huntington Bancshares Inc	889,795
8,800	Independent Bank Corp	643,104
25,580	International Money Express Inc(a)	392,909
21,700	Invesco Ltd	570,059
9,100	Janus Henderson Group PLC	432,887
62,900	Kearny Financial Corp	466,089
16,700	Kemper Corp	677,018
11,200	Legacy Housing Corp(a)	218,624
15,900	Lincoln National Corp	708,027
23,000	Live Oak Bancshares Inc	790,050
14,900	Marcus & Millichap Inc	406,621
113,625	Marex Group PLC	4,358,655
44,500	McGrath RentCorp	4,669,385
12,700	Mechanics Bancorp Class A	185,801
14,300	Mercantile Bank Corp	687,830
27,600	Merchants Bancorp	940,056
13,200	MGIC Investment Corp	385,704
6,200	Mid Penn Bancorp Inc(b)	192,324
24,500	Midland States Bancorp Inc	518,665
68,800	Navient Corp	894,400
48,100	NB Bancorp Inc	953,342
22,500	NMI Holdings Inc(a)	917,775
8,507	Northeast Bank	884,132
34,500	Northfield Bancorp Inc	394,335

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Financial — (continued)
43,200	OceanFirst Financial Corp	$ 775,440
19,300	Origin Bancorp Inc	725,873
72,000	Park Hotels & Resorts Inc REIT(b)	753,120
13,700	Peapack-Gladstone Financial Corp	381,545
71,200	Pebblebrook Hotel Trust REIT	805,984
138,436	Perella Weinberg Partners	2,394,943
56,591	Popular Inc	7,046,711
9,540	Preferred Bank	900,862
72,032	Prosperity Bancshares Inc	4,978,131
41,103	Provident Financial Services Inc	811,784
8,400	QCR Holdings Inc	699,720
23,800	Radian Group Inc	856,562
9,500	RBB Bancorp	196,080
26,500	RMR Group Inc Class A(b)	394,850
7,200	Selective Insurance Group Inc	602,424
85,600	Seritage Growth Properties Class A(a)	278,200
33,068	ServisFirst Bancshares Inc	2,373,952
24,651	Shore Bancshares Inc	435,830
7,400	Sierra Bancorp	241,832
44,000	Simmons First National Corp Class A	829,400
91,600	Skyward Specialty Insurance Group Inc(a)	4,681,676
31,700	SLM Corp	857,802
3,200	Southern Missouri Bancorp Inc	189,184
68,738	SouthState Bank Corp	6,468,933
95,328	STAG Industrial Inc REIT	3,504,257
8,300	Stewart Information Services Corp	583,158
45,443	Stifel Financial Corp	5,690,372
4,200	Synovus Financial Corp	210,210
7,600	Tompkins Financial Corp	551,152
11,900	Towne Bank	397,103
18,600	TriCo Bancshares	881,082
15,500	TrustCo Bank Corp	640,615
11,600	United Community Banks Inc	362,152
6,300	United Fire Group Inc	229,005
20,200	Univest Financial Corp	661,348
58,100	Valley National Bancorp	678,608
3,980	Virtus Investment Partners Inc	649,337
8,100	Voya Financial Inc	603,369
21,840	WaFd Inc	699,535
22,200	Washington Trust Bancorp Inc	656,010
40,309	Western Alliance Bancorp	3,388,778
420	White Mountains Insurance Group Ltd	872,773
42,934	Wintrust Financial Corp	6,003,032
		174,494,679
Industrial — 18.57%
266,266	Aebi Schmidt Holding AG	3,368,265
8,100	Albany International Corp Class A	410,670
9,800	American Woodmark Corp(a)	528,220
15,600	Apogee Enterprises Inc	567,996
Shares		Fair Value
Industrial — (continued)
53,080	Arcosa Inc	$ 5,643,466
2,200	Armstrong World Industries Inc	420,420
5,100	Arrow Electronics Inc(a)	561,918
9,900	Atkore Inc	626,175
119,540	Atmus Filtration Technologies Inc	6,205,321
16,600	Avnet Inc	798,128
1,800	AZZ Inc	192,924
56,874	Bel Fuse Inc Class B	9,647,537
11,300	Cactus Inc Class A	516,184
90,248	CECO Environmental Corp(a)	5,401,343
57,700	Columbus McKinnon Corp	995,325
16,800	Energizer Holdings Inc	334,152
15,800	Flowserve Corp	1,096,204
15,700	Fluor Corp(a)	622,191
16,000	Fortune Brands Innovations Inc	800,320
15,300	Gates Industrial Corp PLC(a)	328,491
19,028	GATX Corp	3,227,149
12,200	Greenbrier Cos Inc	570,228
71,003	Griffon Corp	5,229,371
74,200	Heartland Express Inc	670,026
25,500	Hillenbrand Inc	808,860
18,000	Ingram Micro Holding Corp(b)	384,120
67,050	International Seaways Inc	3,255,277
88,000	Janus International Group Inc(a)	575,520
12,232	Kadant Inc	3,486,365
7,700	Kennametal Inc	218,757
20,600	Kimball Electronics Inc(a)	573,092
64,476	Knife River Corp(a)	4,535,887
7,800	L B Foster Co Class A(a)	210,210
20,628	Limbach Holdings Inc(a)	1,605,890
15,800	Marten Transport Ltd	179,804
30,653	Matson Inc	3,787,178
41,768	Mercury Systems Inc(a)	3,049,482
40,061	Moog Inc Class A	9,756,857
42,700	Myers Industries Inc	799,344
2,500	National Presto Industries Inc	266,900
2,691	Plexus Corp(a)	395,577
14,308	Powell Industries Inc	4,561,104
5,400	Sanmina Corp(a)	810,378
19,800	Schneider National Inc Class B	525,294
28,000	Sensata Technologies Holding PLC	932,120
10,000	Sonoco Products Co	436,400
37,628	TD SYNNEX Corp	5,652,854
8,400	Tennant Co	619,080
29,300	Thermon Group Holdings Inc(a)	1,088,788
11,500	Timken Co	967,495
143,048	TriMas Corp	5,071,051
113,505	TTM Technologies Inc(a)	7,831,845
7,600	Tutor Perini Corp	509,352
6,900	UFP Industries Inc	628,245
37,600	Vishay Intertechnology Inc	544,824
161,785	Vontier Corp	6,015,166
35,100	World Kinect Corp	822,393
		119,667,533

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Technology — 6.86%
12,000	ACI Worldwide Inc(a)	$ 573,720
50,500	Adeia Inc	871,125
198,697	Amentum Holdings Inc(a)	5,762,213
16,500	ASGN Inc(a)	794,805
82,649	BILL Holdings Inc(a)	4,507,676
75,561	Concentrix Corp	3,141,826
101,082	Crane NXT Co(b)	4,757,930
7,900	Diodes Inc(a)	389,786
82,518	Donnelley Financial Solutions Inc(a)	3,852,765
133,492	Five9 Inc(a)	2,676,514
71,335	I3 Verticals Inc Class A(a)(b)	1,796,929
104,428	Kyndryl Holdings Inc(a)	2,773,608
7,600	Maximus Inc	656,032
264,843	NCR Voyix Corp(a)(b)	2,701,399
156,642	PagerDuty Inc(a)	2,053,577
32,400	Photronics Inc(a)	1,036,800
6,200	Science Applications International Corp	624,092
80,384	V2X Inc(a)	4,384,947
9,700	Workiva Inc(a)	836,625
		44,192,369
Utilities — 3.90%
5,400	Artesian Resources Corp Class A	170,694
106,699	Avista Corp	4,112,179
12,800	Black Hills Corp	888,576
18,100	H2O America	886,719
222,257	MDU Resources Group Inc	4,338,457
18,700	New Jersey Resources Corp	862,444
17,600	Northwest Natural Holding Co	822,624
Shares		Fair Value
Utilities — (continued)
13,500	Northwestern Energy Group Inc	$ 871,290
5,000	ONE Gas Inc	386,250
4,600	Otter Tail Corp	371,726
20,800	Portland General Electric Co	998,192
9,300	Spire Inc	769,110
9,358	Talen Energy Corp(a)	3,507,753
154,165	UGI Corp	5,770,396
8,000	Unitil Corp	387,520
		25,143,930
TOTAL COMMON STOCK — 96.43% (Cost $541,875,513)		$621,278,368
GOVERNMENT MONEY MARKET MUTUAL FUNDS
18,870,980	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.71%(d)	18,870,980
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.93% (Cost $18,870,980)		$18,870,980
TOTAL INVESTMENTS — 99.36% (Cost $560,746,493)		$640,149,348
OTHER ASSETS & LIABILITIES, NET — 0.64%		$4,139,147
TOTAL NET ASSETS — 100.00%		$644,288,495

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2025.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
	Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,143,153,526	$288,162,268	$640,149,348
Cash	2,264,566	6,925,814	22,126,647
Cash pledged on futures contracts	572,109	-	-
Dividends receivable	1,345,750	28,763	636,961
Subscriptions receivable	1,042,561	451,887	928,756
Receivable for investments sold	-	713,365	-
Total Assets	1,148,378,512	296,282,097	663,841,712
LIABILITIES:
Payable for director fees	10,189	10,189	10,189
Payable for distribution fees	4,828	-	-
Payable for investments purchased	-	671,305	-
Payable for other accrued fees	78,914	52,179	61,044
Payable for shareholder services fees	314,059	2,073	25,294
Payable to investment adviser	221,373	211,063	430,944
Payable upon return of securities loaned	35,079,767	11,794,784	18,870,980
Redemptions payable	1,619,752	39,549	154,766
Variation margin on futures contracts	59,100	-	-
Total Liabilities	37,387,982	12,781,142	19,553,217
NET ASSETS	$1,110,990,530	$283,500,955	$644,288,495
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,842,381	$2,502,535	$8,496,320
Paid-in capital in excess of par	996,197,016	245,915,782	560,903,034
Undistributed/accumulated earnings	104,951,133	35,082,638	74,889,141
NET ASSETS	$1,110,990,530	$283,500,955	$644,288,495
NET ASSETS BY CLASS
Investor Class	$956,056,601	$6,476,205	$78,996,461
Class L	$22,148,369	N/A	N/A
Institutional Class	$132,785,560	$277,024,750	$565,292,034
CAPITAL STOCK:
Authorized
Investor Class	340,000,000	15,000,000	65,000,000
Class L	10,000,000	N/A	N/A
Institutional Class	200,000,000	160,000,000	350,000,000
Issued and Outstanding
Investor Class	74,043,870	593,339	1,983,723
Class L	1,108,461	N/A	N/A
Institutional Class	23,271,477	24,432,007	82,979,481
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.91	$10.91	$39.82
Class L	$19.98	N/A	N/A
Institutional Class	$5.71	$11.34	$6.81
(a) Cost of investments	$1,059,850,157	$256,048,612	$560,746,493
(b) Including fair value of securities on loan	$33,820,874	$11,346,029	$18,140,336
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2025
	Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund
INVESTMENT INCOME:
Income from securities lending (net of fees)	$118,063	$31,827	$59,999
Dividends	18,486,053	1,138,564	11,843,973
Foreign withholding tax	(19,430)	(2,073)	(23,899)
Total Income	18,584,686	1,168,318	11,880,073
EXPENSES:
Management fees	1,982,147	1,857,723	3,889,768
Shareholder services fees – Investor Class	2,934,301	21,868	249,298
Shareholder services fees – Class L	83,346	-	-
Audit and tax fees	34,001	33,352	33,352
Custodian fees	27,919	30,433	35,896
Directors fees	47,001	47,001	47,001
Distribution fees – Class L	59,517	-	-
Legal fees	9,627	9,627	9,627
Pricing fees	1,544	481	941
Registration fees	99,746	28,224	34,028
Shareholder report fees	84,194	285	336
Transfer agent fees	18,473	9,541	10,615
Other fees	36,143	34,398	35,465
Total Expenses	5,417,959	2,072,933	4,346,327
Less amount waived by investment adviser	113,388	171,452	44,990
Net Expenses	5,304,571	1,901,481	4,301,337
NET INVESTMENT INCOME (LOSS)	13,280,115	(733,163)	7,578,736
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	91,799,586	15,322,130	5,916,467
Net realized gain on futures contracts	1,170,158	-	-
Net realized gain on foreign currency transactions	4,825	-	-
Net Realized Gain	92,974,569	15,322,130	5,916,467
Net change in unrealized appreciation (depreciation) on investments	(49,167,922)	12,898,634	14,000,400
Net change in unrealized appreciation on futures contracts	413,540	-	-
Net Change in Unrealized Appreciation (Depreciation)	(48,754,382)	12,898,634	14,000,400
Net Realized and Unrealized Gain	44,220,187	28,220,764	19,916,867
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,500,302	$27,487,601	$27,495,603
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower S&P Small Cap 600® Index Fund	2025	2024
OPERATIONS:
Net investment income	$13,280,115	$14,656,006
Net realized gain	92,974,569	55,397,035
Net change in unrealized appreciation (depreciation)	(48,754,382)	25,208,916
Net Increase in Net Assets Resulting from Operations	57,500,302	95,261,957
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(66,772,469)	(33,357,688)
Class L	(973,088)	(634,458)
Institutional Class	(22,891,081)	(36,906,230)
From Net Investment Income and Net Realized Gains	(90,636,638)	(70,898,376)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	332,035,618	457,010,572
Class L	5,564,961	8,002,259
Institutional Class	40,334,334	100,152,222
Shares issued in reinvestment of distributions
Investor Class	66,772,469	33,357,688
Class L	973,088	634,458
Institutional Class	22,891,081	36,906,230
Shares redeemed
Investor Class	(197,451,444)	(222,903,863)
Class L	(10,057,587)	(11,274,267)
Institutional Class	(299,819,997)	(81,770,000)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(38,757,477)	320,115,299
Total Increase (Decrease) in Net Assets	(71,893,813)	344,478,880
NET ASSETS:
Beginning of year	1,182,884,343	838,405,463
End of year	$1,110,990,530	$1,182,884,343
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	26,233,498	35,890,897
Class L	289,734	414,177
Institutional Class	6,581,928	15,011,621
Shares issued in reinvestment of distributions
Investor Class	5,054,938	2,542,651
Class L	47,792	32,246
Institutional Class	3,843,135	5,695,824
Shares redeemed
Investor Class	(15,324,595)	(17,095,308)
Class L	(513,885)	(581,665)
Institutional Class	(48,541,255)	(12,040,531)
Net Increase (Decrease)	(22,328,710)	29,869,912
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Small Cap Growth Fund	2025	2024
OPERATIONS:
Net investment loss	$(733,163)	$(567,583)
Net realized gain	15,322,130	13,895,868
Net change in unrealized appreciation	12,898,634	531,023
Net Increase in Net Assets Resulting from Operations	27,487,601	13,859,308
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(307,449)	(448,521)
Institutional Class	(11,926,557)	(9,349,929)
From Net Investment Income and Net Realized Gains	(12,234,006)	(9,798,450)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,898,956	1,002,291
Institutional Class	152,477,551	30,765,079
Shares issued in reinvestment of distributions
Investor Class	307,449	448,521
Institutional Class	11,926,557	9,349,929
Shares redeemed
Investor Class	(2,651,139)	(4,107,235)
Institutional Class	(35,513,505)	(38,196,421)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	128,445,869	(737,836)
Total Increase in Net Assets	143,699,464	3,323,022
NET ASSETS:
Beginning of year	139,801,491	136,478,469
End of year	$283,500,955	$139,801,491
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	199,121	90,797
Institutional Class	14,437,355	2,708,791
Shares issued in reinvestment of distributions
Investor Class	27,794	41,917
Institutional Class	1,038,026	847,643
Shares redeemed
Investor Class	(251,905)	(385,688)
Institutional Class	(3,219,406)	(3,394,673)
Net Increase (Decrease)	12,230,985	(91,213)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Small Cap Value Fund	2025	2024
OPERATIONS:
Net investment income	$7,578,736	$4,020,856
Net realized gain	5,916,467	29,381,387
Net change in unrealized appreciation	14,000,400	5,715,933
Net Increase in Net Assets Resulting from Operations	27,495,603	39,118,176
DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains
Investor Class	(362,226)	(777,928)
Institutional Class	(22,109,939)	(31,294,372)
From Net Realized Gains	(22,472,165)	(32,072,300)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	29,456,329	18,220,522
Institutional Class	210,839,587	107,847,354
Shares issued in reinvestment of distributions
Investor Class	362,226	777,928
Institutional Class	22,109,939	31,294,372
Shares redeemed
Investor Class	(25,754,671)	(21,474,977)
Institutional Class	(88,380,898)	(109,397,646)
Net Increase in Net Assets Resulting from Capital Share Transactions	148,632,512	27,267,553
Total Increase in Net Assets	153,655,950	34,313,429
NET ASSETS:
Beginning of year	490,632,545	456,319,116
End of year	$644,288,495	$490,632,545
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	767,732	484,070
Institutional Class	31,482,400	15,413,244
Shares issued in reinvestment of distributions
Investor Class	8,963	20,499
Institutional Class	3,176,132	4,606,284
Shares redeemed
Investor Class	(683,017)	(574,168)
Institutional Class	(13,267,687)	(15,520,217)
Net Increase	21,484,523	4,429,712
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2025	$13.14	0.16	0.58	0.74	(0.30)	(0.67)	(0.97)	$12.91	5.55%
12/31/2024	$12.71	0.17	0.85	1.02	(0.10)	(0.49)	(0.59)	$13.14	7.94%
12/31/2023	$11.38	0.16	1.58	1.74	(0.07)	(0.34)	(0.41)	$12.71	15.47%
12/31/2022	$14.54	0.14	(2.55)	(2.41)	(0.06)	(0.69)	(0.75)	$11.38	(16.51%)
12/31/2021	$12.79	0.13	3.19	3.32	(0.31)	(1.26)	(1.57)	$14.54	25.95%
Class L
12/31/2025	$19.81	0.18	0.87	1.05	(0.21)	(0.67)	(0.88)	$19.98	5.17%
12/31/2024	$18.87	0.19	1.25	1.44	(0.01)	(0.49)	(0.50)	$19.81	7.71%
12/31/2023	$16.71	0.19	2.32	2.51	(0.01)	(0.34)	(0.35)	$18.87	15.07%
12/31/2022	$20.94	0.18	(3.68)	(3.50)	(0.04)	(0.69)	(0.73)	$16.71	(16.67%)
12/31/2021	$17.83	0.13	4.43	4.56	(0.19)	(1.26)	(1.45)	$20.94	25.61%
Institutional Class
12/31/2025	$6.43	0.09	0.30	0.39	(0.44)	(0.67)	(1.11)	$5.71	5.83%
12/31/2024	$6.53	0.11	0.44	0.55	(0.16)	(0.49)	(0.65)	$6.43	8.54%
12/31/2023	$6.08	0.11	0.83	0.94	(0.15)	(0.34)	(0.49)	$6.53	15.70%
12/31/2022	$8.26	0.10	(1.45)	(1.35)	(0.14)	(0.69)	(0.83)	$6.08	(16.21%)
12/31/2021	$7.87	0.11	1.96	2.07	(0.42)	(1.26)	(1.68)	$8.26	26.40%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2025	$956,057	0.57%	0.56%	1.21%	34%
12/31/2024	$762,951	0.57%	0.56%	1.27%	27%
12/31/2023	$467,089	0.57%	0.56%	1.36%	30%
12/31/2022	$499,381	0.57%	0.56%	1.12%	33%
12/31/2021	$505,466	0.56%	0.56%	0.86%	20%
Class L
12/31/2025	$22,148	0.91%	0.81%	0.94%	34%
12/31/2024	$25,446	0.90%	0.81%	0.98%	27%
12/31/2023	$26,796	0.89%	0.81%	1.11%	30%
12/31/2022	$27,993	0.93%	0.81%	1.00%	33%
12/31/2021	$2,609	0.97%	0.81%	0.62%	20%
Institutional Class
12/31/2025	$132,786	0.22%	0.21%	1.48%	34%
12/31/2024	$394,487	0.20%	0.20%	1.62%	27%
12/31/2023	$344,521	0.21%	0.21%	1.72%	30%
12/31/2022	$319,255	0.21%	0.21%	1.44%	33%
12/31/2021	$369,318	0.20%	0.20%	1.21%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment loss(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$10.61	(0.07)	0.90	0.83	(0.04)	(0.49)	(0.53)	$10.91	7.81%
12/31/2024	$10.30	(0.08)	1.17	1.09	(0.05)	(0.73)	(0.78)	$10.61	10.49%
12/31/2023	$8.90	(0.07)	1.47	1.40	—	(0.00)(d)	(0.00)(d)	$10.30	15.76%
12/31/2022	$12.41	(0.08)	(3.06)	(3.14)	(0.05)	(0.32)	(0.37)	$8.90	(25.36%)
12/31/2021	$13.40	(0.12)	1.98	1.86	(1.05)	(1.80)	(2.85)	$12.41	13.76%
Institutional Class
12/31/2025	$10.94	(0.03)	0.94	0.91	(0.02)	(0.49)	(0.51)	$11.34	8.30%
12/31/2024	$10.61	(0.05)	1.21	1.16	(0.10)	(0.73)	(0.83)	$10.94	10.84%
12/31/2023	$9.14	(0.03)	1.50	1.47	—	(0.00)(d)	(0.00)(d)	$10.61	16.11%
12/31/2022	$12.68	(0.04)	(3.13)	(3.17)	(0.05)	(0.32)	(0.37)	$9.14	(25.04%)
12/31/2021	$13.59	(0.07)	1.99	1.92	(1.03)	(1.80)	(2.83)	$12.68	14.03%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment loss to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
12/31/2025	$6,476	1.62%	1.19%	(0.69%)	70%
12/31/2024	$6,559	1.71%	1.19%	(0.75%)	55%
12/31/2023	$8,975	1.78%	1.19%	(0.71%)	60%
12/31/2022	$5,602	1.75%	1.19%	(0.78%)	60%
12/31/2021	$7,720	1.60%	1.19%	(0.85%)	60%
Institutional Class
12/31/2025	$277,025	0.91%	0.84%	(0.32%)	70%
12/31/2024	$133,242	0.95%	0.84%	(0.40%)	55%
12/31/2023	$127,503	0.95%	0.84%	(0.35%)	60%
12/31/2022	$101,748	0.95%	0.84%	(0.43%)	60%
12/31/2021	$128,226	0.91%	0.84%	(0.50%)	60%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$38.44	0.39	1.18	1.57	—	(0.19)	(0.19)	$39.82	4.08%
12/31/2024	$35.91	0.21	2.73	2.94	—	(0.41)	(0.41)	$38.44	8.21%
12/31/2023	$31.17	0.19	5.36	5.55	(0.02)	(0.79)	(0.81)	$35.91	17.81%
12/31/2022	$35.69	0.23	(3.83)	(3.60)	(0.02)	(0.90)	(0.92)	$31.17	(10.03%)
12/31/2021	$29.05	0.14	8.72	8.86	(1.20)	(1.02)	(2.22)	$35.69	30.67%
Institutional Class
12/31/2025	$6.79	0.10	0.20	0.30	(0.09)	(0.19)	(0.28)	$6.81	4.37%
12/31/2024	$6.76	0.06	0.52	0.58	(0.14)	(0.41)	(0.55)	$6.79	8.65%
12/31/2023	$6.58	0.07	1.12	1.19	(0.22)	(0.79)	(1.01)	$6.76	18.19%
12/31/2022	$8.40	0.08	(0.92)	(0.84)	(0.08)	(0.90)	(0.98)	$6.58	(9.70%)
12/31/2021	$8.00	0.07	2.40	2.47	(1.05)	(1.02)	(2.07)	$8.40	31.17%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2025	$78,996	1.13%	1.09%	1.03%	46%
12/31/2024	$72,648	1.15%	1.09%	0.55%	42%
12/31/2023	$70,367	1.17%	1.09%	0.57%	74%
12/31/2022	$62,951	1.14%	1.09%	0.71%	46%
12/31/2021	$74,488	1.12%	1.09%	0.41%	40%
Institutional Class
12/31/2025	$565,292	0.74%	0.74%	1.44%	46%
12/31/2024	$417,985	0.74%	0.74%	0.90%	42%
12/31/2023	$385,952	0.74%	0.74%	1.02%	74%
12/31/2022	$317,543	0.74%	0.74%	1.06%	46%
12/31/2021	$394,560	0.73%	0.73%	0.77%	40%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interest in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act.  The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower S&P Small Cap 600® Index Fund - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s ("S&P") SmallCap 600® Index
Empower Small Cap Growth Fund - seeks long-term capital appreciation
Empower Small Cap Value Fund - seeks long-term capital growth
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except the Empower S&P Small Cap 600® Index Fund. The Empower S&P Small Cap 600® Index Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as

Annual Report - December 31, 2025

of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2025, all of the Funds' investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2025

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2025 and 2024 were as follows:
Empower S&P Small Cap 600® Index Fund
	2025	2024
Ordinary income	$29,973,585	$14,805,937
Long-term capital gain	60,663,053	56,092,439
	$90,636,638	$70,898,376
Empower Small Cap Growth Fund
	2025	2024
Ordinary income	$557,496	$1,145,219
Long-term capital gain	11,676,510	8,653,231
	$12,234,006	$9,798,450
Empower Small Cap Value Fund
	2025	2024
Ordinary income	$6,905,964	$8,509,093
Long-term capital gain	15,566,201	23,563,207
	$22,472,165	$32,072,300
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Empower S&P Small Cap 600® Index Fund
Undistributed net investment income	$30,036,152
Undistributed long-term capital gains	7,588,258
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	67,326,723
Tax composition of capital	$104,951,133

Annual Report - December 31, 2025

Empower Small Cap Growth Fund
Undistributed net investment income	$1,134,770
Undistributed long-term capital gains	5,020,079
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	28,927,789
Tax composition of capital	$35,082,638
Empower Small Cap Value Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	(409,503)
Net unrealized appreciation	75,298,644
Tax composition of capital	$74,889,141
The following Funds have elected to defer to the next fiscal year the following Post-October losses:
Post-October Capital Losses
Empower S&P Small Cap 600® Index Fund	$—
Empower Small Cap Growth Fund	—
Empower Small Cap Value Fund	(409,503)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower S&P Small Cap 600® Index Fund	$1,075,638,303	$206,320,245	$(138,993,522)	$67,326,723
Empower Small Cap Growth Fund	259,234,479	46,069,701	(17,141,912)	28,927,789
Empower Small Cap Value Fund	564,850,704	114,523,519	(39,224,875)	75,298,644
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Fund's financial statements.
Application of Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Funds’ adoption of ASU 2023-09 did not have a material impact on the financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Annual Report - December 31, 2025

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund, if applicable. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower S&P Small Cap 600® Index Fund
Futures Contracts:
Average long contracts	105
Average notional long	$11,767,267
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2025 is as follows:
Empower S&P Small Cap 600® Index Fund
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(188,500)(a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2025 is as follows:
Empower S&P Small Cap 600® Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,170,158	Net change in unrealized appreciation on futures contracts	$413,540

Annual Report - December 31, 2025

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower S&P Small Cap 600® Index Fund	0.19% up to $1 billion dollars
0.14% over $1 billion dollars
0.09% over $2 billion dollars
Empower Small Cap Growth Fund	0.83% up to $1 billion dollars
0.78% over $1 billion dollars
0.73% over $2 billion dollars
Empower Small Cap Value Fund	0.71%
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2026 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower S&P Small Cap 600® Index Fund	0.21%
Empower Small Cap Growth Fund	0.84%
Empower Small Cap Value Fund	0.74%
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of December 31, 2025, the amounts subject to recoupment, if any, were as follows:
Empower S&P Small Cap 600® Index Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$74,765	$92,267	$113,388	$0
Empower Small Cap Growth Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$149,900	$176,637	$171,452	$0

Annual Report - December 31, 2025

Empower Small Cap Value Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$113,843	$65,714	$44,990	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and ECM is responsible for compensating the sub-advisers below for their services:
Empower S&P Small Cap 600® Index Fund - Keyridge Asset Management Limited (“Keyridge”), formerly known as Irish Life Investment Managers Limited, an affiliate of ECM and Empower of America, receives monthly compensation for its services at the annual rate of 0.013% of the Fund's net assets.
Empower Small Cap Growth Fund - Lord, Abbett & Co. LLC and Peregrine Capital Management LLC
Empower Small Cap Value Fund - Hotchkis & Wiley Capital Management, LLC and Loomis, Sayles & Company, L.P.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Class L shares of the Empower S&P Small Cap 600® Index Fund, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.  The Empower S&P Small Cap 600® Index Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,699,000 for the fiscal year ended December 31, 2025.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower S&P Small Cap 600® Index Fund	$354,831,723	$457,334,049
Empower Small Cap Growth Fund	263,691,503	151,917,752
Empower Small Cap Value Fund	371,643,796	243,428,708
For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Annual Report - December 31, 2025

Collateral was invested in Government Money Market Funds. As of December 31, 2025, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower S&P Small Cap 600® Index Fund	$33,820,874	$35,079,767
Empower Small Cap Growth Fund	11,346,029	11,794,784
Empower Small Cap Value Fund	18,140,336	18,870,980

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2025.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower S&P Small Cap 600® Index Fund	Total(a)
U.S. Treasury Bonds and Notes	$1,642,174
Common Stocks	33,437,593
Total secured borrowings	$35,079,767
Empower Small Cap Growth Fund	Total(a)
Common Stocks	$11,794,784
Total secured borrowings	$11,794,784
Empower Small Cap Value Fund	Total(a)
Common Stocks	$18,870,980
Total secured borrowings	$18,870,980
(a)The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
6.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2025, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Empower S&P Small Cap 600® Index Fund, Empower Small Cap Growth Fund, and Empower Small Cap Value Fund (the “Funds”), three of the funds comprising Empower Funds, Inc., as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2026
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.  Of the ordinary income distributions declared for the year ended December 31, 2025, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower S&P Small Cap 600® Index Fund	30%
Empower Small Cap Growth Fund	0%
Empower Small Cap Value Fund	100%

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2026